UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, DC 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-23309

Destra International & Event-Driven Credit Fund

(Exact name of registrant as specified in charter)

444 West Lake Street, Suite 1700

Chicago, IL 60606

(Address of principal executive offices) (Zip code)

Robert A. Watson

C/O Destra Capital Advisors LLC

444 West Lake Street, Suite 1700

Chicago, IL 60606

(Name and address of agent for service)

Registrant’s telephone number, including area code: (312) 843-6161

Date of fiscal year end: September 30

Date of reporting period: March 31, 2021

ITEM 1. REPORTS TO STOCKHOLDERS.

(a)

Destra International & Event-Driven Credit Fund

Semi-Annual Report

March 31, 2021

(Unaudited)

Effective January 1, 2021, as permitted by regulations adopted by the U.S. Securities and Exchange Commission, paper copies of the Fund’s annual and semi-annual shareholder reports are no longer sent by mail, unless you specifically request paper copies of the reports. Instead, the reports are made available on the Fund’s website at www.destracapital.com, and you will be notified by mail each time a report is posted and provided with a website link to access the report.

If you already elected to receive shareholder reports electronically, you will not be affected by this change and you need not take any action. You may elect to receive shareholder reports and other communications from the Fund electronically anytime by contacting your financial intermediary (such as a broker-dealer or bank), through the Fund’s transfer agent by calling the Fund toll-free at 844-9DESTRA (933-7872), or if you are a direct investor, by enrolling at www.destracapital.com.

You may elect to receive all future reports in paper free of charge. If you invest through a financial intermediary, you can contact your financial intermediary to request that you continue to receive paper copies of your shareholder reports. If you invest directly with the Fund, you can call toll-free at 844-9DESTRA (933-7872) to let the Fund know you wish to continue receiving paper copies of your shareholder reports. Your election to receive reports in paper will apply to all funds held in your account if you invest through your financial intermediary or all funds held with the Destra Fund Complex if you invest directly with the Fund.

Destra International & Event-Driven Credit Fund
Risk Disclosure
As of March 31, 2021 (unaudited)

This document may contain forward-looking statements representing Destra Capital Advisors LLC’s (“Destra”), the portfolio managers’ or sub-adviser’s beliefs concerning future operations, strategies, financial results or other developments. Investors are cautioned that such forward-looking statements involve risks and uncertainties. Because these forward-looking statements are based on estimates and assumptions that are subject to significant business, economic and competitive uncertainties, many of which are beyond Destra’s, the portfolio managers’ or sub-advisers’ control or are subject to change, actual results could be materially different. There is no guarantee that such forward-looking statements will come to pass.

Certain impacts to public health conditions particular to the coronavirus (COVID-19) outbreak may have a significant negative impact on the operations and profitability of the Fund’s investments. The extent of the impact to the financial performance of the Fund will depend on future developments, including (i) the duration and spread of the outbreak, (ii) the restrictions and advisories, (iii) the effects on the financial markets, and (iv) the effects on the economy overall, all of which are highly uncertain and cannot be predicted.

Investors should consider the investment objective and policies, risk considerations, charges and ongoing expenses of an investment carefully before investing. The prospectus contains this and other information relevant to an investment in the Fund. Please read the prospectus carefully before investing. To obtain a prospectus, please contact your investment representative or Destra Capital Investments LLC at 844-9DESTRA (933-7872) or access our website at www.destracapital.com.

Destra International & Event-Driven Credit Fund
Schedule of Investments
As of March 31, 2021 (unaudited)
Shares or Principal Amounts	Description	Value
	BANK LOANS – 1.2%
	JERSEY – 0.6%
420,168	Alloy Finco, Ltd., 14.000%, 03/06/2025	$260,505
162,483	Alloy Finco, Ltd., 14.000%, 03/06/2025	100,739
		361,244
	UNITED STATES – 0.6%
408,460	Dealer Tire LLC, 4.359% (1-Month USD Libor + 425 basis points), 02/05/2027(1)	409,665
	TOTAL BANK LOANS (Cost $745,268)	770,909

	COMMON STOCK – 0.2%
	MARSHALL ISLANDS – 0.2%
8,120	Scorpio Tankers, Inc.	149,895
	TOTAL COMMON STOCK (Cost $130,970)	149,895

	CORPORATE DEBT SECURITIES – 21.8%
	AUSTRIA – 0.8%
241,000	Eldorado Intl. Finance GmbH, 8.625%, 06/16/2021(2)	241,391
200,000	Erste Group Bank AG, 6.500%(3)(4)	264,573
		505,964

	CANADA – 0.9%
526,000	First Quantum Minerals, Ltd., 6.875%, 10/15/2027(2)	564,793

	CAYMAN ISLANDS – 2.6%
740,000	Momo, Inc., 1.250%, 07/01/2025	650,761
240,000	Oryx Funding, Ltd., 5.800%, 02/03/2031(2)	248,850
800,000	Tencent Holdings, Ltd., 2.390%, 06/03/2030(2)	773,012
		1,672,623

	CHILE – 0.3%
200,000	VTR Comunicaciones SpA, 5.125%, 01/15/2028(2)	209,330

	FRANCE – 0.9%
200,000	Altice France SA, 7.375%, 05/01/2026(2)	208,250
332,000	Banijay Entertainment SASU, 3.500%, 03/01/2025(2)	393,470
		601,720

	LUXEMBOURG – 1.3%
742,000	Altice France Holding SA, 10.500%, 05/15/2027(2)	836,846
Shares or Principal Amounts	Description	Value
	CORPORATE DEBT SECURITIES (continued)
	MARSHALL ISLANDS – 2.1%
1,260,000	Danaos Corp., 8.500%, 03/01/2028(2)	$1,348,988

	MAURITIUS – 1.0%
600,000	HTA Group, Ltd./Mauritius, 7.000%, 12/18/2025(2)	639,570

	MEXICO – 1.1%
600,000	Banco Mercantil del Norte SA/Grand Cayman, 8.375%(2)(3)(4)	701,109

	NETHERLANDS – 2.7%
1,430,000	Petrobras Global Finance BV, 6.750%, 06/03/2050	1,529,063
200,000	VTR Finance, 6.375%, 07/15/2028(2)	216,557
		1,745,620

	UNITED KINGDOM – 1.2%
400,000	Lloyds Banking Group PLC, 7.500%(3)(4)	458,000
320,000	Natwest Group PLC, 6.000%(3)(4)	354,400
		812,400

	UNITED STATES – 6.9%
536,000	Bruin E&P Partners LLC, 8.875%, 08/01/2023(2)(5)	4,208
700,000	Capitol Investment Merger Sub 2 LLC, 10.000%, 08/01/2024(2)	757,050
250,000	Clarios Global LP / Clarios U.S. Finance Co., 6.250%, 05/15/2026(2)	265,822
271,000	GPD Cos, Inc., 10.125%, 04/01/2026(2)	296,745
450,000	Pioneer Natural Resources Co., 0.250%, 05/15/2025(2)	706,950
428,000	Radiate Holdco LLC, 6.500%, 09/15/2028(2)	452,749
700,000	RegionalCare Hospital Partners Holdings, Inc., 9.750%, 12/01/2026(2)	759,062
	Talen Energy Supply LLC:
140,000	10.500%, 01/15/2026(2)	125,563
400,000	7.250%, 05/15/2027(2)	409,620
446,000	Terrier Media Buyer, Inc., 8.875%, 12/15/2027(2)	480,755
384,000	Voyager Aviation Holdings LLC, 9.000%, 08/15/2021(2)	198,720
		4,457,244
	TOTAL CORPORATE DEBT SECURITIES (Cost $13,606,182)	14,096,207

See accompanying Notes to Financial Statements.

Destra International & Event-Driven Credit Fund
Schedule of Investments (continued)
As of March 31, 2021 (unaudited)
Shares or Principal Amounts	Description	Value
	INTERNATIONAL DEBT SECURITIES – 52.3%
	BELGIUM – 1.0%
400,000	Anheuser-Busch InBev SA, 3.700%, 04/02/2040	$637,213

	BERMUDA – 3.0%
	Floatel International, Ltd.:
3,400,000	0.000%, 04/11/2024(2)	799,000
2,525,500	0.000%, 04/11/2024(2)	31,569
700,000	6.000%, 09/24/2026	290,500
700,000	10.000%, 09/24/2026	290,500
500,000	SFL Corp., Ltd., 5.750%, 10/15/2021	502,500
		1,914,069

	BRAZIL – 1.2%
1,020,000	Samarco Mineracao SA, 4.125%, 11/01/2022(5)(6)	798,410

	CAYMAN ISLANDS – 3.2%
4,000,000	China Education Group Holdings, Ltd., 2.000%, 03/28/2024	614,059
570,000	ESR Cayman, Ltd., 1.500%, 09/30/2025	616,882
220,000	Kaisa Group Holdings, Ltd., 10.875%, 07/23/2023	229,350
539,000	Sino Biopharmaceutical, Ltd., 0.000%, 02/17/2025	622,995
		2,083,286

	DOMINICAN REPUBLIC – 0.8%
	Dominican Republic International Bond:
235,000	4.875%, 09/23/2032	240,287
280,000	5.875%, 01/30/2060	269,220
		509,507
	FRANCE – 3.6%
	BNP Paribas SA:
200,000	7.000%(3)(4)	231,923
810,000	6.625%(2)(3)(4)	887,193
	Electricite de France SA:
200,000	5.375%(3)(4)	267,683
700,000	5.000%(3)(4)	937,430
		2,324,229

	GERMANY – 1.0%
500,000	Delivery Hero SE, 0.875%, 07/15/2025	627,768
Shares or Principal Amounts	Description	Value
	INTERNATIONAL DEBT SECURITIES (continued)
	ITALY – 4.6%
	Banca Monte dei Paschi di Siena SpA:
255,000	10.500%, 07/23/2029	$369,359
419,000	8.000%, 01/22/2030(4)	482,574
247,000	Intesa Sanpaolo SpA, 7.750%(3)(4)	356,362
3,508,000	Moby SpA, 7.750%, 02/15/2023(5)(6)	1,010,060
600,000	UniCredit SpA, 6.625%(3)(4)	760,224
		2,978,579

	LUXEMBOURG – 8.2%
203,000	Altice France Holding SA, 8.000%, 05/15/2027	259,446
2,070,000	Amigo Luxembourg SA, 7.625%, 01/15/2024	2,230,625
200,000	Avation Capital SA, 8.250%, 10/31/2026(2)	161,725
1,014,000	Intralot Capital Luxembourg SA, 6.750%, 09/15/2021	903,364
	Paper Industries Intermediate Financing Sarl:
810,666	6.000% (3-Month EUR Libor + 600 basis points), 03/01/2025(1)(2)	670,671
328,000	6.000% (3-Month EUR Libor + 600 basis points), 03/01/2025(1)	267,905
557,384	7.000% (3-Month EUR Libor + 700 basis points), 03/01/2025(1)(2)	599,373
100,000	Telecom Italia Finance SA, 7.750%, 01/24/2033	172,972
		5,266,081

	MALAYSIA – 1.6%
1,000,000	1MDB Energy, Ltd., 5.990%, 05/11/2022	1,048,226

	NETHERLANDS – 5.7%
800,000	Cooperatieve Rabobank UA, 4.625%(3)(4)	1,030,389
434,000	EA Partners II BV, 6.750%, 06/01/2021(5)	196,385
511,013	MV24 Capital BV, 6.748%, 06/01/2034	531,867
787,850	Stichting AK Rabobank Certificaten, 2.188%(3)	1,202,094
600,000	Yandex, 0.750%, 03/03/2025	734,910
		3,695,645

See accompanying Notes to Financial Statements.

Destra International & Event-Driven Credit Fund
Schedule of Investments (continued)
As of March 31, 2021 (unaudited)
Shares or Principal Amounts	Description	Value
	INTERNATIONAL DEBT SECURITIES (continued)
	NORWAY – 0.2%
9,625,056	BOA OCV AS, 2.000%, 12/31/2024(2)	$146,579

	OMAN – 0.7%
	Oman Government International Bond:
230,000	6.250%, 01/25/2031	241,066
230,000	7.000%, 01/25/2051	227,533
		468,599
	PORTUGAL – 1.2%
400,000	Caixa Geral de Depositos SA, 10.750%(3)(4)	513,343
300,000	Transportes Aereos Portugueses SA, 5.625%, 12/02/2024	275,625
		788,968

	SINGAPORE – 2.0%
1,357,397	Mulhacen Pte, Ltd., 6.500%, 08/01/2023	1,273,560

	SPAIN – 1.2%
	CaixaBank SA:
400,000	6.750%(3)(4)	521,614
200,000	5.250%(3)(4)	248,387
		770,001

	SWEDEN – 0.6%
300,000	Fastighets AB Balder, 3.000%, 03/07/2078(4)	360,055

	SWITZERLAND – 1.0%
600,000	Credit Suisse Group AG, 7.250%(3)(4)	651,297

	UNITED KINGDOM – 9.4%
570,000	Barclays PLC, 8.000%(3)(4)	632,970
242,000	BP Capital Markets PLC, 4.875%(3)(4)	259,848
970,000	Gazprom PJSC via Gaz Finance PLC, 4.599%(2)(3)(4)	979,951
3,150,000	House of Fraser Funding PLC, 6.530% (3-Month GBP Libor + 575 basis points), 09/15/2021(1)(5)(6)	65,190
500,000	Lloyds Banking Group PLC, 4.947%(3)(4)	640,240
Shares or Principal Amounts	Description	Value
	INTERNATIONAL DEBT SECURITIES (continued)
	UNITED KINGDOM (continued)
	Matalan Finance PLC:
642,000	6.750%, 01/31/2023	$766,184
984,650	9.500%, 01/31/2024	696,204
100,000	Miller Homes Group Holdings PLC, 5.500%, 10/15/2024	141,177
420,000	Virgin Media Finance PLC, 3.750%, 07/15/2030(2)	495,708
906,000	Voyage Care BondCo PLC, 10.000%, 11/01/2023	1,268,760
100,000	William Hill PLC, 4.875%, 09/07/2023	148,420
		6,094,652

	VIRGIN ISLANDS (BRITISH) – 2.1%
600,000	Mail.Ru Group, Ltd., 1.625%, 10/01/2025	588,642
660,000	PB Issuer No. 5, Ltd., 3.000%, 12/10/2025	778,800
		1,367,442
	TOTAL INTERNATIONAL DEBT SECURITIES (Cost $31,902,786)	33,804,166

	INTERNATIONAL EQUITIES – 1.6%
	NORWAY – 0.4%
211,765	MPC Container Ships AS(6)	249,313

	UNITED KINGDOM – 1.2%
3,724,688	Amigo Holdings PLC(2)(6)	819,144
	TOTAL INTERNATIONAL EQUITIES (Cost $946,224)	1,068,457

	PRIVATE COMPANIES – 4.9%
	AUSTRALIA – 0.2%
65,000	Quintis Australia Pty, Ltd., Common Shares(7)(8)	16,250
	Quintis Australia Pty, Ltd., Corporate Debt:
7,592	7.500%, 10/01/2026(2)(7)(8)	7,569
117,000	0.000%, 10/01/2028(2)(7)(8)	78,273
		102,092

	ITALY – 1.8%
1,100,000	Saxa Gres Spa,7.000%, 08/04/2026(7)(8)	1,163,474

See accompanying Notes to Financial Statements.

Destra International & Event-Driven Credit Fund
Schedule of Investments (continued)
As of March 31, 2021 (unaudited)
Shares or Principal Amounts	Description	Value
	PRIVATE COMPANIES (continued)
	LUXEMBOURG – 1.1%
25,947,663	Paper Industries TopCo Ltd., Common Shares	$736,947
557,384	Paper Industries TopCo Ltd., Warrants, 06/23/2025(7)(8)	7
		736,954

	UNITED KINGDOM – 1.0%
507,096	Alloy Topco Ltd., Common Shares(7)(8)	70
9,200	KCA Deutag, Common Shares	618,700
		618,770

	UNITED STATES – 0.8%
1,641,791	Vertellus Escrow U.S., Common Shares(7)(8)	377,612
1,641,791	WR Grace Claim, Common Shares(7)(8)	144,478
		522,090
	TOTAL PRIVATE COMPANIES (Cost $2,381,752)	3,143,380
Shares or Principal Amounts	Description	Value
	SHORT-TERM INVESTMENTS – 12.8%
	UNITED STATES – 12.8%
8,257,607	BlackRock Liquidity Funds FedFund Portfolio - Institutional Class, 0.035%(9)	$8,257,607
	TOTAL SHORT-TERM INVESTMENTS (Cost $8,257,607)	8,257,607
	TOTAL INVESTMENTS – 94.8% (Cost $57,970,789)	61,290,621
	Other Assets in Excess of Liabilities – 5.2%	3,364,856
	TOTAL NET ASSETS – 100.0%	$64,655,477

(1)    Floating rate security. Rate as of March 31, 2021 is disclosed.

(2)    Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities are restricted and may be resold in transactions exempt from registration normally to qualified institutional buyers. At March 31, 2021 the total value of these securities is $16,516,165 representing 25.5% of net assets.

(3)    Security is perpetual in nature with no stated maturity date.

(4)    Variable rate security. Rate as of March 31, 2021 is disclosed.

(5)    Security is in default.

(6)    Non-income producing security.

(7)    Fair valued using significant unobservable inputs.

(8)    Illiquid and restricted investments as to resale.

(9)    The rate is the annualized seven-day yield as of March 31, 2021.

See accompanying Notes to Financial Statements.

Destra International & Event-Driven Credit Fund
Schedule of Investments (continued)
As of March 31, 2021 (unaudited)

At March 31, 2021, the Destra International & Event-Driven Credit Fund had outstanding forward foreign exchange contracts as set forth below:

Settlement Date	Counterparty	Currency Purchased	Currency Sold	Contract Amount				Value	Unrealized Appreciation (Depreciation)
				Buy		Sell
June 17, 2021	Banco Santander	U.S. Dollar	Pound Sterling		$481,278	GBP	350,000	$482,684	$(1,406)
June 17, 2021	Banco Santander	U.S. Dollar	Pound Sterling		$411,394	GBP	300,000	413,729	(2,335)
June 17, 2021	Brown Brothers Harriman	Colombian Peso	U.S. Dollar	COP	1,828,500,000		$509,895	497,903	(11,992)
June 17, 2021	Brown Brothers Harriman	Mexican Peso	U.S. Dollar	MXN	6,116,349		$294,643	296,629	1,986
June 17, 2021	Brown Brothers Harriman	Norwegian Krone	U.S. Dollar	NOK	2,000,000		$232,372	233,884	1,512
June 17, 2021	Brown Brothers Harriman	Peru Nuevo Sol	U.S. Dollar	PEN	1,271,725		$340,097	339,373	(724)
June 17, 2021	Brown Brothers Harriman	Poland Zloty	U.S. Dollar	PLN	1,898,312		$493,914	480,654	(13,260)
June 17, 2021	Brown Brothers Harriman	Pound Sterling	U.S. Dollar	GBP	60,000		$83,430	82,746	(684)
June 17, 2021	Brown Brothers Harriman	Pound Sterling	U.S. Dollar	GBP	62,000		$85,589	85,504	(85)
June 17, 2021	Brown Brothers Harriman	Russian Ruble	U.S. Dollar	RUB	39,146,765		$525,850	512,658	(13,192)
June 17, 2021	Brown Brothers Harriman	South African Rand	U.S. Dollar	ZAR	12,465,614		$824,741	835,787	11,046
June 17, 2021	Brown Brothers Harriman	U.S. Dollar	Colombian Peso		$499,075	COP	1,828,500,000	497,903	1,172
June 17, 2021	Brown Brothers Harriman	U.S. Dollar	Euro Currency		$8,542,580	EUR	7,132,100	8,380,295	162,285
June 17, 2021	Brown Brothers Harriman	U.S. Dollar	Euro Currency		$62,119	EUR	52,000	61,101	1,018
June 17, 2021	Brown Brothers Harriman	U.S. Dollar	Euro Currency		$10,538,286	EUR	8,818,000	10,361,245	177,041
June 17, 2021	Brown Brothers Harriman	U.S. Dollar	Euro Currency		$44,011	EUR	37,000	43,475	536
June 17, 2021	Brown Brothers Harriman	U.S. Dollar	Hong Kong Dollar		$663,486	HKD	5,150,500	662,633	853
June 17, 2021	Brown Brothers Harriman	U.S. Dollar	Mexican Peso		$290,365	MXN	6,116,349	296,629	(6,264)
June 17, 2021	Brown Brothers Harriman	U.S. Dollar	Norwegian Krone		$700,662	NOK	5,917,272	691,978	8,684
June 17, 2021	Brown Brothers Harriman	U.S. Dollar	Norwegian Krone		$81,166	NOK	696,000	81,392	(226)
June 17, 2021	Brown Brothers Harriman	U.S. Dollar	Peru Nuevo Sol		$342,248	PEN	1,271,725	339,373	2,875
June 17, 2021	Brown Brothers Harriman	U.S. Dollar	Poland Zloty		$481,673	PLN	1,898,312	480,654	1,019
June 17, 2021	Brown Brothers Harriman	U.S. Dollar	Pound Sterling		$4,413,886	GBP	3,162,600	4,361,533	52,353
June 17, 2021	Brown Brothers Harriman	U.S. Dollar	Pound Sterling		$186,031	GBP	134,000	184,799	1,232
June 17, 2021	Brown Brothers Harriman	U.S. Dollar	Pound Sterling		$542,144	GBP	390,000	537,848	4,296
June 17, 2021	Brown Brothers Harriman	U.S. Dollar	Pound Sterling		$90,518	GBP	66,000	91,020	(502)
June 17, 2021	Brown Brothers Harriman	U.S. Dollar	Russian Ruble		$509,093	RUB	39,146,765	512,658	(3,565)
June 17, 2021	Brown Brothers Harriman	U.S. Dollar	South African Rand		$823,361	ZAR	12,465,614	835,787	(12,426)
June 17, 2021	Citibank, N.A.	U.S. Dollar	Pound Sterling		$51,318	GBP	37,000	51,027	291
June 17, 2021	Morgan Stanley & Co. LLC	Euro Currency	U.S. Dollar	EUR	33,600		$39,505	39,480	(25)
June 17, 2021	Morgan Stanley & Co. LLC	U.S. Dollar	Pound Sterling		$411,744	GBP	300,000	413,729	(1,985)
June 17, 2021	Societe Generale	U.S. Dollar	Norwegian Krone		$58,732	NOK	499,000	58,354	378
June 17, 2021	Societe Generale	U.S. Dollar	Pound Sterling		$123,430	GBP	90,000	124,119	(689)
June 17, 2021	Societe Generale	U.S. Dollar	Pound Sterling		$78,903	GBP	57,000	78,609	294
June 17, 2021	Standard Chartered	U.S. Dollar	Euro Currency		$65,619	EUR	55,000	64,626	993
									$360,504

At March 31, 2021, the Destra International & Event-Driven Credit Fund had futures contracts as set forth below:

Interest Rate Futures Contracts:

Expiration Date	Number of Contracts	Description	Notional Amount	Value	Unrealized Appreciation (Depreciation)
Short Futures Contracts:
June 2021	5	Ultra Long U.S. Treasury Bond	$(949,278)	$(906,094)	$43,184
June 2021	24	10-Year U.S. Treasury Note	(3,541,613)	(3,448,500)	93,113
			$(4,490,891)	$(4,354,594)	$136,297
See accompanying Notes to Financial Statements.

Destra International & Event-Driven Credit Fund
Schedule of Investments (continued)
As of March 31, 2021 (unaudited)
Summary by Industry Group	Value	% of Net Assets
Bank Loans
Aerospace/Defense	$361,244	0.6%
Distribution/Wholesale	409,665	0.6
Total Bank Loans	770,909	1.2
Common Stock
Transportation	149,895	0.2
Total Common Stock	149,895	0.2
Corporate Debt Securities
Advertising	480,755	0.7
Auto Parts & Equipment	265,822	0.4
Banks	1,778,082	2.7
Chemicals	296,745	0.5
Commercial Services	757,050	1.2
Diversified Financial Services	198,720	0.3
Electric	784,033	1.2
Entertainment	393,470	0.6
Forest Products & Paper	241,391	0.4
Healthcare-Services	759,062	1.2
Internet	1,423,773	2.2
Investment Companies	836,846	1.3
Media	669,306	1.0
Metal Fabricate/Hardware	639,570	1.0
Mining	564,793	0.9
Oil & Gas	2,240,221	3.5
Telecommunications	417,580	0.6
Transportation	1,348,988	2.1
Total Corporate Debt Securities	14,096,207	21.8
International Debt Securities
Airlines	472,010	0.7
Banks	8,527,969	13.3
Beverages	637,213	1.0
Commercial Services	614,059	0.9
Distribution/Wholesale	766,184	1.2
Diversified Financial Services	3,665,910	5.8
Electric	2,253,339	3.4
Entertainment	1,051,784	1.6
Forest Products & Paper	1,537,949	2.3
Healthcare-Services	1,268,760	1.9
Home Builders	141,177	0.2
Internet	1,362,678	2.1
Iron/Steel	798,410	1.2
Media	495,708	0.8
Oil & Gas	2,651,368	4.1
Pharmaceuticals	622,995	1.0
Real Estate	1,206,287	1.9
Retail	761,394	1.2
Software	588,642	0.9

See accompanying Notes to Financial Statements.

Destra International & Event-Driven Credit Fund
Schedule of Investments (continued)
As of March 31, 2021 (unaudited)
Summary by Industry Group	Value	% of Net Assets
Sovereign	$978,106	1.5%
Telecommunications	432,418	0.7
Transportation	2,969,806	4.6
Total International Debt Securities	33,804,166	52.3
International Equities
Diversified Financial Services	819,144	1.2
Transportation	249,313	0.4
Total International Equities	1,068,457	1.6
Private Companies
Building Materials	1,163,474	1.8
Chemicals	522,090	0.8
Energy	618,700	1.0
Forest Products & Paper	822,796	1.2
Metal Fabricate/Hardware	70	0.0
Private Equity	16,250	0.1
Total Private Companies	3,143,380	4.9
Short-Term Investments
Money Market Fund	8,257,607	12.8
Total Short-Term Investments	8,257,607	12.8
Total Investments	61,290,621	94.8
Other Assets in Excess of Liabilities	3,364,856	5.2
Total Net Assets	$64,655,477	100.0%

See accompanying Notes to Financial Statements.

Destra International & Event-Driven Credit Fund
Statements of Assets and Liabilities
March 31, 2021 (unaudited)
Assets:
Investments, at value (cost $57,970,789)	$61,290,621
Cash	383,870
Restricted cash:
Deposits held at broker for swap and futures contracts	1,497,939
Foreign currency, at value (cost $1,153,768)	1,150,746
Unrealized appreciation on:
Forward foreign exchange contracts	429,864
Receivables:
Interest	601,014
Fund shares sold	5,000
Investments sold	1,653,449
Prepaid expenses	33,523
Total assets	67,046,026

Liabilities:
Unrealized depreciation on:
Forward foreign exchange contracts	69,360
Payables:
Investments purchased	2,027,074
Management fee (see note 4)	194,087
Professional fees	39,190
Accounting and administrative fees	21,110
Transfer agent fees and expenses	12,052
Custody fees	5,589
Chief compliance officer fees	1,641
Distribution fees	1,267
Shareholder servicing fees	1,041
Trustee fees	165
Accrued other expenses	17,973
Total liabilities	2,390,549
Net assets	$64,655,477

Net assets consist of:
Paid-in capital (unlimited shares authorized at $0.001 par value common stock)	$58,115,178
Total distributable earnings	6,540,299
Net assets	$64,655,477

Net assets:
Class I	$59,649,760
Class A	1,301,712
Class L	1,264,267
Class T	2,439,738

Shares outstanding:
Class I	2,207,947
Class A	48,184
Class L	46,828
Class T	90,477

See accompanying Notes to Financial Statements.

Destra International & Event-Driven Credit Fund
Statements of Assets and Liabilities (continued)
March 31, 2021 (unaudited)
Net asset value per share:
Class I	$27.02
Class A	27.02
Maximum offering price per share(1)	28.67
Class L	27.00
Maximum offering price per share(2)	28.20
Class T	26.97
Maximum offering price per share(3)	27.80

(1)    Include a sales charge of 5.75%.

(2)    Include a sales charge of 4.25%.

(3)    Include a sales charge of 3.00%.

See accompanying Notes to Financial Statements.

Destra International & Event-Driven Credit Fund
Statements of Operations
For the Six Months Ended March 31, 2021 (unaudited)
Investment income:
Interest income(1)	$1,415,412
Dividend income	250
Total investment income	1,415,662

Expenses:
Management fee (see note 4)	531,444
Accounting and administrative fees	96,156
Professional fees	62,481
Custody fees (see note x)	56,691
Transfer agent fees and expenses	36,144
Registration fees	23,747
Chief financial officer fees (see note 15)	10,971
Trustee fees	10,201
Chief compliance officer fees (see note 15)	9,974
Shareholder reporting fees	9,679
Interest expense	7,702
Insurance expense	3,562
Distribution fees Class L (see note 7)	1,493
Distribution fees Class T (see note 7)	5,157
Shareholder servicing fees Class A (see note 7)	1,536
Shareholder servicing fees Class L (see note 7)	1,493
Shareholder servicing fees Class T (see note 7)	2,578
Other expenses	11,913
Total expenses:	882,922
Expenses waived by adviser (see note 5)	(179,640)
Net expenses	703,282
Net investment income	712,380

Net realized and unrealized gain (loss):
Net realized gain (loss) on:
Investments	5,437,142
Foreign currency transactions	40,841
Forward foreign exchange contracts	(175,461)
Futures contracts	194,740
Swap contracts	(82,672)
Total net realized gain	5,414,590

Net change in unrealized appreciation (depreciation) on:
Investments	1,390,587
Foreign currency translations	(30,052)
Forward foreign exchange contracts	191,984
Futures contracts	131,609
Swap contracts	(10,389)
Total net change in unrealized appreciation	1,673,739
Net realized and unrealized gain	7,088,329
Net increase in net assets resulting from operations	$7,800,709

(1)   Net of foreign withholding taxes of $5,130.

See accompanying Notes to Financial Statements.

Destra International & Event-Driven Credit Fund
Statements of Changes in Net Assets

	Six Months Ended March 31, 2021 (Unaudited)	Year Ended September 30, 2020
Increase in net assets resulting from operations:
Net investment income	$712,380	$1,597,112
Net realized gain (loss)	5,414,590	(2,309,046)
Net change in unrealized appreciation	1,673,739	1,049,881
Net increase in net assets resulting from operations	7,800,709	337,947

Distributions to shareholders:
Class I	(497,652)	(1,344,639)
Class A	(9,404)	(27,879)
Class L	(8,364)	(26,563)
Class T	(15,024)	(28,383)
Total distributions to shareholders	(530,444)	(1,427,464)

Return of capital to shareholders:
Class I	—	(1,556,225)
Class A	—	(31,905)
Class L	—	(29,918)
Class T	—	(32,710)
Total return of capital to shareholders	—	(1,650,758)

Capital transactions:
Proceeds from shares sold:
Class I	20,000	528,335
Class A	—	24,000
Class T	547,693	515,756

Reinvestment of distributions:
Class I	497,374	2,893,372
Class A	9,404	59,784
Class L	8,364	56,481
Class T	10,880	56,875
Cost of shares repurchased:
Class I	(1,593)	(266,055)
Net increase in net assets from capital transactions	1,092,122	3,868,548
Total increase in net assets	8,362,387	1,128,273

Net assets:
Beginning of period	56,293,090	55,164,817
End of period	$64,655,477	$56,293,090

Capital share transactions:
Shares sold:
Class I	809	21,186
Class A	—	1,093
Class T	21,702	21,918

Shares reinvested:
Class I	18,482	122,386
Class A	349	2,526
Class L	311	2,383
Class T	404	2,402

Shares repurchased:
Class I	(60)	(11,380)
Net increase from capital share transactions	41,997	162,514

See accompanying Notes to Financial Statements.

Destra International & Event-Driven Credit Fund
Financial Highlights
For a share of common stock outstanding throughout the periods indicated
Period ending September 30,	Net asset value, beginning of period	Net investment income(1)	Net realized and unrealized gain (loss)	Total from investment operations	Distributions to shareholders from net investment income	Distributions to shareholders from net realized gain	Distributions to shareholders from return of capital	Total distributions	Net asset value, end of period	Total return(2)(3)	Gross expenses(4)(5)	Net expenses(4)(5)(6)	Net investment income(4)(6)	Net assets, end of period (in thousands)	Portfolio turnover rate(3)
Class I
2021(7)	$23.94	$0.31	$3.00	$3.31	$(0.23)	$—	$—	$(0.23)	$27.02	13.96%	2.86%	2.27%	2.38%	$59,650	40%
2020	25.20	0.71	(0.59)	0.12	(0.48)	(0.16)	(0.74)	(1.38)	23.94	0.64	3.06	2.32	2.98	52,398	130
2019	24.50	0.90	0.96	1.86	(1.16)	—	—	(1.16)	25.20	7.85	4.08	2.95	3.68	51,828	124
2018(8)	25.00	0.24	(0.33)	(0.09)	(0.41)	—	—	(0.41)	24.50	(0.35)	5.56	2.25	2.50	25,211	30
Class A
2021(7)	23.94	0.27	3.01	3.28	(0.20)	—	—	(0.20)	27.02	13.78	3.11	2.52	2.13	1,302	40
2020	25.20	0.65	(0.59)	0.06	(0.46)	(0.16)	(0.70)	(1.32)	23.94	0.39	3.31	2.57	2.72	1,145	130
2019(9)	23.67	0.65	2.00	2.65	(1.12)	—	—	(1.12)	25.20	11.42	4.26	3.24	3.41	1,114	124
Class L
2021(7)	23.94	0.24	3.00	3.24	(0.18)	—	—	(0.18)	27.00	13.63	3.36	2.77	1.88	1,264	40
2020	25.20	0.60	(0.60)	—	(0.44)	(0.16)	(0.66)	(1.26)	23.94	0.13	3.56	2.82	2.49	1,114	130
2019(9)	23.67	0.60	2.00	2.60	(1.07)	—	—	(1.07)	25.20	11.22	4.50	3.49	3.16	1,112	124
Class T
2021(7)	23.93	0.21	3.00	3.21	(0.17)	—	—	(0.17)	26.97	13.54	3.61	3.02	1.65	2,440	40
2020	25.20	0.44	(0.50)	(0.06)	(0.42)	(0.16)	(0.63)	(1.21)	23.93	(0.11)	3.80	3.07	1.86	1,636	130
2019(9)	23.67	0.55	2.00	2.55	(1.02)	—	—	(1.02)	25.20	11.01	4.76	3.74	2.91	1,110	124

(1)    Based on average shares outstanding during the period.

(2)    Based on the net asset value as of period end. Assumes an investment at net asset value at the beginning of the period, reinvestment of all distributions during the period and does not include payment of the maximum sales charge. The return would have been lower if certain expenses had not been waived or reimbursed by the investment adviser.

(3)    Not annualized for periods less than one year.

(4)    Annualized for periods less than one year, with the exception of non-recurring organizational costs.

(5)    Percentages shown include interest expense. Gross and net expense ratios, respectively, excluding interest expense are as follows:

	Gross Expenses(4)	Net Expenses(4)(6)		Gross Expenses(4)	Net Expenses(4)(6)
Class I			Class L
2021(7)	2.84%	2.25%	2021(7)	3.34%	2.75%
2020	3.01	2.27	2020	3.51	2.77
2019	3.62	2.48	2019(9)	4.02	3.00
2018(8)	5.56	2.25	Class T
Class A			2021(7)	3.59	3.00
2021(7)	3.09	2.50	2020	3.76	3.02
2020	3.26	2.52	2019(9)	4.27	3.25
2019(9)	3.77	2.75

(6)    The contractual fee and expense waiver is reflected in both the net expense and net investment income (loss) ratios (see Note 5). Effective November 19, 2018, the Adviser agreed to reimburse and/or pay “ordinary operating expenses” that exceed 0.50% per annum of the Fund’s average daily net assets. Prior to November 19, 2018, the Adviser had agreed to reimburse and/or pay its investment management fee and ordinary operating expenses that exceeded 2.25% annum of the Fund’s daily “managed assets.”

(7)    For the six months ended March 31, 2021 (Unaudited).

(8)    Reflects operations for the period from May 9, 2018 (inception date) to September 30, 2018. Prior to the inception date, the Fund had been inactive except for matters related to the Fund’s establishment, designation and planned registration.

(9)    Reflects operations for the period from December 21, 2018 (inception date of Class A, Class L and Class T) to September 30, 2019.

See accompanying Notes to Financial Statements.

Destra International & Event-Driven Credit Fund
Financial Highlights (continued)
For a share of common stock outstanding throughout the periods indicated
Credit Facility, period ended:	March 31, 2021 (Unaudited)	September 30, 2020	September 30, 2019	September 30, 2018
Senior securities, end of period (000’s)	$—	$—	$5,000	$—
Asset coverage, per $1,000 of senior security principal amount	—	—	12,033	—
Asset coverage ratio of senior securities	—%	—%	1,203%	—%

See accompanying Notes to Financial Statements.

Destra International & Event-Driven Credit Fund
Notes to Financial Statements
March 31, 2021 (unaudited)

1. Organization

Destra International & Event-Driven Credit Fund (the “Fund”) was established as a Delaware statutory trust on November 13, 2017. The Fund is registered with the Securities and Exchange Commission (the “SEC”) as a non-diversified, closed-end management investment company that operates as an “interval fund” under the Investment Company Act of 1940, as amended (the “1940 Act”). The shares of beneficial interest of the Fund (the “Shares”) are continuously offered under Rule 415 under the Securities Act of 1933, as amended (the “Securities Act”). The Fund currently offers four classes of Shares, Classes I, A, L, and T. All classes of Shares have equal rights and voting privileges, except in matters affecting a single class. The Fund has adopted a fundamental policy to make a quarterly repurchase offer (“Repurchase Offer”) between 5% and 25% of the Fund’s outstanding Shares. The Fund’s inception date was May 9, 2018 (Class I Shares). The Fund’s commencement of investment operations date was on the business day following the inception date.

The Fund’s investment adviser is Destra Capital Advisors LLC (the “Adviser”), the Fund’s sub-adviser is BlueBay Asset Management LLP (the “Sub-Adviser”), and the Fund’s sub-sub-adviser is BlueBay Asset Management USA LLC (the “Sub-Sub-Adviser,”) (the Sub-Adviser, Sub-Sub-Adviser and together with the Adviser, are referred to herein as the “Advisers”). The Sub-Adviser and Sub-Sub-Adviser are wholly-owned subsidiaries of Royal Bank of Canada (“RBC”).

The Fund’s investment objective is to provide attractive total returns, consisting of income and capital appreciation. Under normal market conditions, the Fund will invest at least 80% of its total assets (including borrowings for investment purposes) in credit related instruments and/or investments that have similar economic characteristics as credit related instruments that are considered by the Fund to have the potential to provide a high level of total return. Credit related instruments include bonds, debt securities and loans issued by various U.S. and non-U.S. public- or private-sector entities, including issuers in emerging markets, derivatives and cash equivalents. There is no limit on the credit quality, duration or maturity of any investment in the Fund’s portfolio. Under normal market conditions, the Fund will invest at least 40% of its total assets in securities of non-U.S. issuers.

The Fund will allocate its assets between two strategies: (i) Multi-Strategy International Credit and (ii) Event-Driven Credit. The Fund’s allocation to the strategies will vary from time to time, when the Advisers deem such variances appropriate from a portfolio management standpoint. The allocation to Multi-Strategy International Credit is expected to be between 0% and 100% of the Fund’s total assets. Due to the episodic nature of Event-Driven Credit opportunities, the Fund will have a varying degree of exposure to the strategy, but during normal market conditions such exposure will be significant and is expected to be up to 50% of the Fund’s total assets.

The Fund is an investment company and follows the accounting and reporting guidance under Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) Topic 946, Financial Services — Investment Companies. The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements.

2. Significant Accounting Policies

(a) Use of Estimates

The preparation of the financial statements in conformity with U.S. generally accepted accounting principles (“U.S. GAAP”) requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the statement of assets and liabilities. Actual results could differ from those estimates.

(b) Investment Income, Expenses and Distributions

Investment income, expenses other than class specific expenses and realized and unrealized gains and losses are allocated daily to each class of Shares based upon the proportion of the net asset value (“NAV”) of each class of Shares at the beginning of each day. Investment transactions are recorded on a trade-date basis. Interest income and expenses are accrued daily. Dividend income and distributions to shareholders are recorded on the ex-dividend date. The Fund distributes net investment income, if any, quarterly and net realized gains (net of any capital loss carryovers) annually. Discounts and premiums on securities purchased are accreted and amortized over the lives of the respective securities. Withholding taxes on foreign interest have been provided in accordance with the Fund’s understanding of the applicable country’s tax rules and rates.

Destra International & Event-Driven Credit Fund
Notes to Financial Statements (continued)
March 31, 2021 (unaudited)

(c) Cash, Cash Equivalents and Restricted Cash

Cash and cash equivalents include U.S. dollar deposits at bank accounts at amounts which may exceed insured limits. The Fund is subject to risk to the extent that the institutions may be unable to fulfill their obligations. As of March 31, 2021, the Fund has restricted cash in the amount of $1,497,939. The restricted cash represents deposits held at brokers for open futures contracts.

(d) Investment Valuation

The Adviser, with the Sub-Adviser and Sub-Sub-Adviser, determines the values of the Fund’s assets in good faith pursuant to the Fund’s valuation policy and consistently applied valuation process, which was developed by the audit committee of the Fund’s board of trustees (the “Board”) and approved by the Board. Portfolio securities and other assets for which market quotes are readily available are valued at market value. In circumstances where market quotes are not readily available, the Board has adopted methods for determining the fair value of such securities and other assets and has delegated the responsibility for applying the valuation methods to the Adviser. On a quarterly basis, the Board reviews the valuation determinations made with respect to the Fund’s investments during the preceding quarter and evaluates whether such determinations were made in a manner consistent with the Fund’s valuation process.

In determining NAV, portfolio instruments generally are valued using prices provided by independent pricing services or obtained from other sources, such as broker-dealer quotations. Exchange-traded instruments, including futures contracts, generally are valued at the last reported sales price or official closing price on an exchange, if available. Independent pricing services typically value non-exchange-traded instruments utilizing a range of market-based inputs and assumptions, including readily available market quotations obtained from broker-dealers making markets in such instruments, cash flows, and transactions for comparable instruments. In pricing certain instruments, the pricing services may consider information about an instrument’s issuer or market activity provided by the Fund’s Sub-Adviser. Non-U.S. securities and currency are valued in U.S. dollars based on non-U.S. currency exchange rate quotations supplied by an independent quotation service.

For non-U.S. traded securities whose principal local markets close before the close of the NYSE, the Fund may adjust the local closing price based upon such factors as developments in non-U.S. markets, the performance of U.S. securities markets and the performance of instruments trading in U.S. markets that represent non-U.S. securities. The Fund may rely on an independent fair valuation service in making any such fair value determinations. If the Fund holds portfolio instruments that are primarily listed on non-U.S. exchanges, the value of such instruments may change on days when shareholders will not be able to purchase or redeem the Fund’s Shares.

In certain situations, the Adviser, with input from the Sub-Adviser and Sub-Sub-Adviser, may use the fair value of a portfolio instrument if such portfolio instrument is not priced by a pricing service, if the pricing service’s price is deemed unreliable or if events occur after the close of a securities market (usually a foreign market) and before the Fund values its assets that would materially affect NAV. A portfolio instrument that is fair valued may be valued at a price higher or lower than actual market quotations or the value determined by other funds using their own fair valuation procedures. Because non-U.S. portfolio instruments may trade on days when Fund Shares are not priced, the value of portfolio instruments held by the Fund can change on days when Fund Shares cannot be redeemed. The Adviser expects to use fair value pricing primarily when a portfolio instrument is not priced by a pricing service or a pricing service’s price is deemed unreliable.

Due to the subjective nature of fair value pricing, the Fund’s value for a particular portfolio instrument may be different from the last price determined by the pricing service or the last bid or ask price in the market.

Certain short-term instruments maturing within 60 days or less are valued at amortized cost, which approximates fair value. The value of the securities of other open-end funds held by the Fund, if any, will be calculated using the NAV of such open-end funds, and the prospectuses for such open-end funds explain the circumstances under which they use fair value pricing and the effects of using fair value pricing.

Below is a description of factors that may be considered when valuing securities for which no active secondary market exists:

Valuation of fixed income investments, such as loans and debt securities, depends upon a number of factors, including prevailing interest rates for like securities, expected volatility in future interest rates, call features, put features and other relevant terms of the debt. For investments without readily available market prices, these factors may be incorporated into discounted cash flow models to arrive at fair value. Other factors that may be considered include the borrower’s ability to adequately service its debt, the fair market value of the portfolio company in relation to the face amount of its outstanding debt and the quality of the collateral securing its debt investments.

Destra International & Event-Driven Credit Fund
Notes to Financial Statements (continued)
March 31, 2021 (unaudited)

Asset-backed securities are generally issued as pass-through certificates or as debt instruments. Asset-backed securities issued as pass-through certificates represent undivided fractional ownership interests in an underlying pool of assets. Asset-backed securities issued as debt instruments, which are also known as collateralized obligations, are typically issued as the debt of a special purpose entity organized solely for the purpose of owning such assets and issuing such debt. Asset-backed securities are often backed by a pool of assets representing the obligations of a number of different parties. The yield characteristics of certain asset-backed securities may differ from traditional debt securities. One such major difference is that all or a principal part of the obligations may be prepaid at any time because the underlying assets (i.e., loans) may be prepaid at any time. As a result, a decrease in interest rates in the market may result in increases in the level of prepayments as borrowers, particularly mortgagors, refinance and repay their loans. An increased prepayment rate with respect to an asset-backed security will have the effect of shortening the maturity of the security. In addition, the Fund may subsequently have to reinvest the proceeds at lower interest rates. If the Fund has purchased such an asset-backed security at a premium, a faster than anticipated prepayment rate could result in a loss of principal to the extent of the premium paid. For convertible debt securities, fair value will generally approximate the fair value of the debt plus the fair value of an option to purchase the underlying security (the security into which the debt may convert) at the conversion price. To value such an option, a standard option pricing model may be used.

For private company equity interests, various factors may be considered in determining fair value, including but not limited to multiples of earnings before interest, taxes, depreciation and amortization (“EBITDA”), cash flows, net income, revenues or, in limited instances, book value or liquidation value. All of these factors may be subject to adjustments based upon the particular circumstances of a private company or the Fund’s actual investment position. For example, adjustments to EBITDA may take into account compensation to previous owners or an acquisition, recapitalization, restructuring or other related items.

Other factors that may be considered in valuing securities include private merger and acquisition statistics, public trading multiples discounted for illiquidity and other factors, valuations implied by third-party investments in the private companies, the acquisition price of such investment or industry practices in determining fair value. The Adviser, with the Sub-Adviser and Sub-Sub-Adviser, may also consider the size and scope of a private company and its specific strengths and weaknesses, and may apply discounts or premiums, where and as appropriate, due to the higher (or lower) financial risk and/ or the size of the private company relative to comparable firms, as well as such other factors as the Adviser, in consultation with any third-party valuation or pricing service, if applicable, may consider relevant in assessing fair value.

If the Fund receives warrants or other equity securities at nominal or no additional cost in connection with an investment in a debt security, the cost basis in the investment will be allocated between the debt securities and any such warrants or other equity securities received at the time of origination. Such warrants or other equity securities will subsequently be valued at fair value.

Portfolio securities that carry certain restrictions on sale will typically be valued at a discount from the public market value of the security, where applicable.

If events materially affecting the price of foreign portfolio securities occur between the time when their price was last determined on such foreign securities exchange or market and the time when the Fund’s NAV was last calculated (for example, movements in certain U.S. securities indices which demonstrate strong correlation to movements in certain foreign securities markets), such securities may be valued at their fair value as determined in good faith in accordance with procedures established by the Board. For purposes of calculating NAV, all assets and liabilities initially expressed in foreign currencies will be converted into U.S. dollars at prevailing exchange rates as may be determined in good faith by the Adviser, under the supervision of the Board.

Swaps typically will be valued using valuations provided by a third-party pricing service. Such pricing service valuations generally will be based on the present value of fixed and projected floating rate cash flows over the term of the swap contract and, in the case of credit default swaps, generally will be based on credit spread quotations obtained from broker-dealers and expected default recovery rates determined by the third-party pricing service using proprietary models. Future cash flows will be discounted to their present value using swap rates provided by electronic data services or by broker-dealers.

(e) Commitments and Contingencies

In the normal course of business, the Fund may enter into contracts that contain a variety of representations which provide general indemnifications for certain liabilities. The Fund’s maximum exposure under these arrangements is unknown. However, since its commencement of operations, the Fund has not had claims or losses pursuant to these contracts and expects the risk of loss to be remote.

Destra International & Event-Driven Credit Fund
Notes to Financial Statements (continued)
March 31, 2021 (unaudited)

(f) Derivatives

Futures Contracts — The Fund may purchase futures contracts to manage cash flows, enhance yield, or to potentially reduce transaction costs. Upon entering into a futures contract with a broker, the Fund is required to deposit in a segregated account a specified amount of cash or U.S. government securities. Futures contracts are valued daily and unrealized gains or losses are recorded in a “variation margin” account. Daily, the Fund receives from, or pays to, the broker a specified amount of cash based upon changes in the variation margin account. When a contract is closed, the Fund recognizes a realized gain or loss. Futures contracts have market risks, including the risk that the change in the value of the contract may not correlate with changes in the value of the underlying securities.

Purchasing a futures contract creates an obligation to take delivery of the specific type of financial instrument at a specific future time at a specific price for contracts that require physical delivery, or net payment for cash-settled contracts. Engaging in transactions in futures contracts involves risk of loss to the Fund. No assurance can be given that a liquid market will exist for any particular futures contract at any particular time. All terms of futures contracts are set forth in the rules of the exchange on which the futures contracts are traded. Many futures exchanges and boards of trade limit the amount of fluctuation permitted in futures contract prices during a single trading day. Once the daily limit has been reached in a particular contract, no trades may be made that day at a price beyond that limit or trading may be suspended for specified periods during the trading day. Futures contract prices could move to the limit for several consecutive trading days with little or no trading, preventing prompt liquidation of futures positions and potentially subjecting the Fund to substantial losses. Successful use of futures also is subject to the Adviser’s ability to predict correctly the direction of movements in the relevant market, and, to the extent the transaction is entered into for hedging purposes, to determine the appropriate correlation between the transaction being hedged and the price movements of the futures contract.

Swap Contracts — The Fund may engage in various swap transactions, including forward rate and interest rate agreements, primarily to manage risk, or as alternatives to direct investments. The Fund may also engage in credit default swaps, which involve the exchange of a periodic premium for protection against a defined credit event (such as payment default, refinancing or bankruptcy). The Fund engaged in credit default swaps to protect against credit events and interest rate swaps to hedge currency risks.

Under the terms of a credit default swap contract, one party acts as a guarantor receiving a periodic payment that is a fixed percentage applied to a notional amount. In return, the party agrees to purchase the notional amount of the underlying instrument, at par, if a credit event occurs during the term of the contract. The Fund may enter into credit default swaps in which the Fund acts as guarantor (a seller of protection) and may enter into credit default swaps in which the counterparty acts as guarantor (a buyer of protection). Premiums paid to or by the Fund are accrued daily and included in realized gain (loss) on swaps. The contracts are marked-to-market daily using fair value estimates provided by an independent pricing service. Changes in value are recorded as net change in unrealized appreciation/(depreciation) on the statement of operations. Unrealized gains are reported as an asset and unrealized losses are reported as a liability on the statement of assets and liabilities. Gains or losses are realized upon termination of the contracts. The risk of loss under a swap contract may exceed the amount recorded as an asset or a liability. The notional amount of a swap contract is the reference amount pursuant to which the counterparties make payments. For swaps in which the referenced obligation is an index, in the event of default of any debt security included in the corresponding index, the Fund pays or receives the percentage of the corresponding index that the defaulted security comprises (1) multiplied by the notional value and (2) multiplied by the ratio of one minus the ratio of the market value of the defaulted debt security to its par value.

Interest rate swaps are agreements between two parties to exchange cash flows based on a notional principal amount. The Fund may elect to pay a fixed rate and receive a floating rate or receive a fixed rate and pay a floating rate on a notional principal amount. The net interest received or paid on interest rate swap agreements is accrued daily as interest income/expense. Interest rate swaps are marked-to-market daily using fair value estimates provided by an independent pricing service. Changes in value, including accrued interest, are recorded as net change in unrealized appreciation/(depreciation) on the statement of operations. Unrealized gains are reported as an asset and unrealized losses are reported as a liability on the statement of assets and liabilities. Gains or losses are realized upon termination of the contracts. The risk of loss under a swap contract may exceed the amount recorded as an asset or a liability. As of March 31, 2021, the Fund did not have any outstanding interest rate swap contracts.

Risks associated with swap contracts include changes in the returns of underlying instruments, failure of the counterparties to perform under the contracts’ terms and the possible lack of liquidity with respect to the contracts. Credit default swaps can involve greater risks than if an investor had invested in the reference obligation directly since, in addition to general market risks, credit default swaps are subject to counterparty credit risk, leverage risk, hedging risk, correlation risk and liquidity risk. The Fund discloses swap contracts on a gross basis, with no netting of contracts held with the same counterparty. As of March 31, 2021, the Fund did not have any outstanding credit default swap contracts.

Destra International & Event-Driven Credit Fund
Notes to Financial Statements (continued)
March 31, 2021 (unaudited)

Foreign Exchange Contracts — The Fund may enter into foreign currency exchange contracts. The Fund may enter into these contracts for the purchase or sale of a specific foreign currency at a fixed price on a future date to hedge various investments, for investment purposes, for risk management and/or in a manner intended to increase income or gain to the Fund. All foreign currency exchange contracts are market-to-market daily at the applicable translation rates resulting in unrealized gains or losses. Realized gains or losses are recorded at the time the foreign currency exchange contract is offset by entering into a closing transaction, or by the delivery, or receipt, of the currency. Risk may arise upon entering into these contracts from the potential inability of counterparties to meet the terms of their contracts and from unanticipated movements in the value of a foreign currency relative to the U.S. dollar.

Options — The Fund may purchase put and call options on currencies or securities. A put option gives the purchaser the right to compel the writer of the option to purchase from the option holder an underlying currency or security or its equivalent at a specified price at any time during the option period. In contrast, a call option gives the purchaser the right to buy the underlying currency or security covered by the option or its equivalent from the writer of the option at the stated exercise price.

As a holder of a put option, the Fund will have the right to sell the currencies or securities underlying the option and as the holder of a call option, the Fund will have the right to purchase the currencies or securities underlying the option, in each case at their exercise price at any time prior to the option’s expiration date. The Fund may seek to terminate its option positions prior to their expiration by entering into closing transactions. The ability of the Fund to enter into a closing sale transaction depends on the existence of a liquid secondary market. There can be no assurance that a closing purchase or sale transaction can be affected when the Fund so desires. The Fund may close out a position when writing options by purchasing an option on the same security with the same exercise price and expiration date as the option that it has previously written on the security. In such a case, the Fund will realize a profit or loss if the amount paid to purchase an option is less or more than the amount received from the sale of the option.

The hours of trading for options may not conform to the hours during which the underlying securities are traded. To the extent that the options markets close before the markets for the underlying securities, significant price and rate movements can take place in the underlying markets that cannot be reflected in the options markets. The purchase of options is a highly specialized activity which involves investment techniques and risks different from those associated with ordinary portfolio securities transactions. The purchase of options involves the risk that the premium and transaction costs paid by the Fund in purchasing an option will be lost as a result of unanticipated movements in prices of the securities on which the option is based. Imperfect correlation between the options and securities markets may detract from the effectiveness of attempted hedging. Options transactions may result in significantly higher transaction costs and portfolio turnover for the Fund.

(g) Restricted Securities

Restricted securities are securities that may be resold only upon registration under federal securities laws or in transactions exempt from such registration. In some cases, the issuer of restricted securities has agreed to register such securities for resale, at the issuer’s expense either upon demand by the Fund or in connection with another registered offering of the securities. Many restricted securities may be resold in the secondary market in transactions exempt from registration. Such restricted securities may be determined to be liquid under criteria established by the Board. The restricted securities may be valued at the price provided by dealers in the secondary market or, if no market prices are available, the fair value as determined in good faith using methods approved by the Board.

Additional information on each illiquid and restricted investment held by the Fund at March 31, 2021 is as follows:

Security	Acquisition Date	Cost	Value	Percentage of Net Assets
Alloy Topco Ltd., Common Shares	3/10/2020	$—	$70	0.00%
Paper Industries TopCo Ltd., Warrants	7/16/2020	—	7	0.00
Quintis Australia Pty, Ltd., Common Shares	10/30/2019	—	16,250	0.03
Quintis Australia Pty, Ltd., Corporate Debt, 7.500%	9/11/2019	5,791	7,569	0.01
Quintis Australia Pty, Ltd., Corporate Debt, 0.000%	9/11/2019	51,871	78,273	0.12
Saxa Gres SpA	11/27/2018	1,211,067	1,163,474	1.80
Vertellus Escrow U.S., Common Shares	12/22/2020	2	377,612	0.58
WR Grace Claim, Common Shares	12/22/2020	2	144,478	0.22

Destra International & Event-Driven Credit Fund
Notes to Financial Statements (continued)
March 31, 2021 (unaudited)

(h) Foreign Currency

The accounting records of the Fund are maintained in U.S. dollars. All assets and liabilities denominated in foreign currencies are translated into U.S. dollars based on the rate of exchange of such currencies against U.S. dollars on the date of valuation. Purchases and sales of securities, income and expenses are translated at the rate of exchange quoted on the respective date that such transactions are recorded. The Fund does not isolate that portion of the results of operations resulting from changes in foreign exchange rates on investments from the fluctuations arising from changes in market prices of securities held. Such fluctuations are included with the net realized and unrealized gain or loss from investments.

Reported net realized foreign exchange gains or losses arise from sales of portfolio securities, sales and maturities of short-term securities, sales of foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions, and the difference between the amounts of dividends, interest, and foreign withholding taxes recorded on the Fund’s books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains and losses arise from changes in the value of assets and liabilities other than investments in securities at each reporting period, resulting from changes in the exchange rate.

3. Fair Value Measurement

U.S. GAAP defines fair value, establishes a three-tier framework for measuring fair value based on a hierarchy of inputs, and expands disclosure about fair value measurements. It also provides guidance on determining when there has been a significant decrease in the volume and level of activity for an asset or liability, when a transaction is not orderly and how that information must be incorporated into a fair value measurement. The hierarchy distinguishes between market data obtained from independent sources (observable inputs) and the Fund’s own market assumptions (unobservable inputs).

These inputs are used in determining the fair value of the Fund’s investments. These inputs are summarized in the three broad levels listed below:

•       Level 1 – unadjusted quoted prices in active markets for identical assets and liabilities that the Fund has the ability to access.

•       Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc. and quoted prices for identical or similar assets in markets that are not active).

•       Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The following is a summary of the valuation inputs used to value the Fund’s assets and liabilities reflected in the Schedule of Investments as of March 31, 2021:

	Level 1	Level 2	Level 3	Total
Bank Loans(1)	$—	$770,909	$—	$770,909
Common Stocks(2)	149,895	—	—	149,895
Corporate Debt Securities(1)	—	14,096,207	—	14,096,207
International Debt Securities(1)	—	33,804,166	—	33,804,166
International Equities(2)	1,068,457	—	—	1,068,457
Private Companies
Australia	—	—	102,092	102,092
Italy	—	—	1,163,474	1,163,474
Luxembourg	—	736,947	7	736,954
United Kingdom	—	618,700	70	618,770
United States	—	—	522,090	522,090
Short-Term Investments	8,257,607	—	—	8,257,607
Total	$9,475,959	$50,026,929	$1,787,733	$61,290,621

(1) All sub-categories represent Level 2 evaluation status.

(2) All sub-categories represent Level 1 evaluation status.

Destra International & Event-Driven Credit Fund
Notes to Financial Statements (continued)
March 31, 2021 (unaudited)

The following is a summary of valuation inputs used to measure the Fund’s assets and liabilities of other financial instruments that are derivative instruments not reflected in the Schedule of Investments as of March 31, 2021:

	Level 1	Level 2	Level 3	Total
Forward Foreign Exchange Contracts	$—	$360,504	$—	$360,504
Futures Contracts	136,297	—	—	136,297
Total	$136,297	$360,504	$—	$496,801

During the six months ended March 31, 2021 there were no transfers into or out of any levels.

The following is a reconciliation of investments in which significant Level 3 unobservable inputs were used in determining fair value as of March 31, 2021:

Investments	Balance as of September 30, 2020	Purchase of Investments(1)	Proceeds from Sale of Investments(2)	Net Realized Gain (Loss) on Investments	Amortization of Premium and Accretion of Discount	Net Change in Unrealized Appreciation (Depreciation) on Investments	Balance as of March 31, 2021
Private Companies
Australia	$119,856	$555	$—	$—	$—	$(18,319)	102,092
Italy	633,208	500,000	—	—	—	30,266	1,163,474
Luxembourg	6	—	—	—	—	1	7
United Kingdom	47	—	—	—	—	23	70
United States	3,862,313	3	(6,233,943)	4,491,364	—	(1,597,647)	522,090
Total Investments	$4,615,430	$500,558	$(6,233,943)	$4,491,364	$—	$(1,585,676)	$1,787,733

(1)    Includes acquisitions related to corporate actions.

(2)    Includes return of capital.

The following table summarizes the valuation techniques and significant unobservable inputs used for the Fund’s investments that are categorized in Level 3 of the fair value hierarchy as of March 31, 2021:

Investments	Fair Value as of March 31, 2021	Valuation Techniques	Unobservable Inputs	Discount Rate/Price(1)	Impact on Valuation from an Increase in Input
Private Companies
Australia
Quintis Australia Pty, Ltd., Common Shares	$16,250	Discounted Cash Flow	WACC/Liquidity Discount	17.00%	Decrease
Quintis Australia Pty, Ltd., Corporate Debt, 7.500%	7,569	Discounted Cash Flow	Discount Rate/Liquidity Discount	7.15%	Decrease
Quintis Australia Pty, Ltd., Corporate Debt, 0.000%	78,273	Discounted Cash Flow	Discount Rate/Liquidity Discount	12.18%	Decrease

Italy
Saxa Gres SpA	1,163,474	Discounted Cash Flow	Discount Rate/ Liquidity Discount	8.30%	Decrease

United States
Vertellus Escrow U.S., Common Shares	377,612	Expected Proceeds at Cost (this is cash held in escrow)	N/A	N/A	N/A
WR Grace Claim, Common Shares	144,478	Discounted Cash Flow	Discount Rate	90.00%	Decrease
Total Investments(2)	$1,787,656

(1)    As there was no range for each significant unobservable input, weighted average is not reported.

(2)    Certain of the Fund’s significant Level 3 investments have been valued using unadjusted third-party transactions and quotations or unadjusted historical third party financial information. As a result, fair value assets of $77 have been excluded from the preceding table as quantitative unobservable inputs for the valuations of such assets were not developed or adjusted by the Fund.

Destra International & Event-Driven Credit Fund
Notes to Financial Statements (continued)
March 31, 2021 (unaudited)

4. Investment Management

The Fund has entered into an investment management agreement (the “Investment Management Agreement”) with the Adviser. Subject to the oversight of the Fund’s Board, the Adviser is responsible for managing the Fund’s business affairs and providing day-to-day administrative services to the Fund either directly or through others selected by it for the Fund.

Under the Investment Management Agreement, the Adviser is entitled to a management fee, calculated and payable quarterly in arrears, at the annual rate of 1.75% of the Fund’s average daily Managed Assets during such period (the “Management Fee”). “Managed Assets” means the total assets of the Fund (including any assets attributable to money borrowed for investment purposes) minus the sum of the Fund’s accrued liabilities (other than money borrowed for investment purposes).

The Fund and Adviser have entered into an investment sub-advisory agreement (the “Sub-Advisory Agreement”) with the Sub-Adviser. Under the Sub-Advisory Agreement, the Sub-Adviser will receive a sub-advisory fee (the “Sub-Advisory Fee”, payable by the Adviser out of the Management Fee) at the rates set forth below (on an annualized basis) of the Fund’s average daily Managed Assets:

Managed Assets of the Fund	Sub-Advisory Fee
$1 to $50,000,000	1.75%
Over $50,000,000 to $100,000,000	1.225%
Over $100,000,000 to $150,000,000	1.1375%
Over $150,000,000 to $250,000,000	1.05%
In excess of $250,000,000	0.875%

The Sub-Adviser has entered into an investment sub-sub-advisory agreement (the “Sub-Sub-Advisory Agreement”) with the Sub-Sub-Adviser. Under the Sub-Sub-Advisory Agreement, the Sub-Sub-Adviser will receive a sub-sub-advisory fee equal to the costs incurred by the Sub-Sub-Adviser in providing advisory services to the Fund plus a margin of 10% of such costs.

5. Expense Limitation

Effective November 19, 2018, the Adviser and the Fund have entered into an expense limitation and reimbursement agreement (the “Expense Limitation Agreement”) under which the Adviser has agreed to reimburse and/or pay or absorb, on a quarterly basis, the “ordinary operating expenses” (as defined below) of the Fund to the extent that such expenses exceed 0.50% per annum of the Fund’s average daily net assets (the “Expense Limitation”). The Expense Limitation may be adjusted for different classes of Shares to account for class-specific expenses.

Prior to November 19, 2018, the Adviser and the Fund had an expense limitation and reimbursement agreement under which the Adviser had agreed to waive its Management Fee and/or pay, on a quarterly basis, both the “ordinary operating expenses” (as defined below) and the Management Fee of the Fund to the extent that such total expenses exceeded 2.25% per annum of the Fund’s average daily Managed Assets.

In consideration of the Expense Limitation Agreement, the Fund has agreed to repay the Adviser pro rata in the amount of any Fund expense paid or waived by it, subject to the limitations that: (1) the reimbursement for expenses will be made only if payable not more than three years following the date such payment or waiver was made; and (2) the reimbursement may not be made if it would cause the Fund’s then-current Expense Limitation, if any, and the Expense Limitation that was in effect at the time when the Adviser reimbursed, paid or absorbed the ordinary operating expenses that are the subject of the repayment, to be exceeded. Unless earlier terminated by the Board, the Expense Limitation Agreement will remain in effect until February 13, 2030 and will automatically continue in effect for successive twelve-month periods thereafter. The Adviser may not terminate the Expense Limitation Agreement during the initial term. After the initial term, either the Board or the Adviser may terminate the Expense Limitation Agreement upon 30 days’ written notice. For the purposes of the Expense Limitation Agreement, “ordinary operating expenses” consist of all ordinary expenses of the Fund, including administration fees, transfer agent fees, organization and offering expenses, fees paid to the Fund’s trustees, legal fees related to the organization and offering of the Fund, administrative services expenses, and related costs associated with legal, regulatory compliance and investor relations, but excluding the following: (a) Management Fee, (b) portfolio transaction and other investment-related costs (including brokerage commissions, dealer and underwriter spreads, commitment fees on leverage facilities, prime broker fees and expenses, and dividend expenses related to short sales), (c) interest expense and other financing costs, (d) taxes, (e) distribution and/or shareholder servicing fees, if any, (f) acquired fund fees and expenses, and (g) extraordinary expenses.

Destra International & Event-Driven Credit Fund
Notes to Financial Statements (continued)
March 31, 2021 (unaudited)

For the six months ended March 31, 2021, the Adviser waived expenses totaling $179,640 that are subject to reimbursement. As of March 31, 2021, the following amounts are subject to recapture by the Adviser by the following dates:

May 10, 2021	September 30, 2021	September 30, 2022	September 30, 2023
$ 101,826	$ 343,089	$ 520,927	$ 399,569

6. Capital Stock

The Fund engages in a continuous offering of Shares under Rule 415 under the Securities Act of 1933, as amended. The Fund has registered a total of 5,040,000 Shares and is authorized as a Delaware statutory trust to issue an unlimited number of Shares in all classes, with a par value of $0.001. The Fund is offering to sell, through its distributor, Destra Capital Investments LLC (the “Distributor”) its Shares at the then-current NAV per Share. In addition, certain institutions (including banks, trust companies, brokers and investment advisers) may be authorized to accept, on behalf of the Fund, purchase and exchange orders and repurchase requests placed by or on behalf of their customers, and if approved by the Fund, may designate other financial intermediaries to accept such orders. The Distributor is not required to sell any specific number or dollar amount of the Fund’s Shares, but will use its best efforts to solicit orders for the sale of the Shares. The minimum initial investment (waived in certain circumstances) for Class I, A, L, and T Shares is $100,000, $2,500, $2,500, and $2,500 respectively. There is no minimum for subsequent investments. All Share purchases are subject to approval of the Adviser. The minimum investment requirement may be waived in the Fund’s sole discretion. Monies received will be invested promptly and no arrangements have been made to place such monies in an escrow, trust or similar account.

The Shares have no history of public trading, nor is it intended that the Shares will be listed on a public exchange at this time, if ever. No secondary market is expected to develop for the Fund’s Shares; liquidity for the Shares will be provided only through quarterly Repurchase Offers for no less than 5% and no more than 25% of the Fund’s outstanding Shares pursuant to Rule 23c-3 of the 1940 Act, and there is no guarantee that an investor will be able to sell all the Shares that the investor desires to sell in the Repurchase Offer. If shareholders tender more than the Repurchase Offer amount for any given Repurchase Offer, the Fund may repurchase up to an additional 2% of the outstanding Shares. If Fund shareholders tender more Shares than the Fund decides to repurchase, the Fund will repurchase the Shares on a pro rata basis, subject to limited exceptions. Due to these restrictions, an investor should consider an investment in the Fund to be of limited liquidity. Investing in the Fund’s Shares may be speculative and involves a high degree of risk, including the risks associated with leverage.

During the six months ended March 31, 2021, the Fund had two Repurchase Offers as follows:

Repurchase Offer Notice	Repurchase Request Deadline	Repurchase Offer Amount	% of Shares Repurchased	Number of Shares Repurchased
December 18, 2020	January 22, 2021	5%	0.00%	60
March 18, 2021	April 22, 2021	25%	25.02%	598,992

7. Distribution and Shareholder Servicing Plans

Class L and Class T Shares have adopted a distribution plan (the “Distribution Plan”) in accordance with Rule 12b-1 under the 1940 Act. The Plan is a compensation type plan that permits the payment at an annual rate of up to 0.25% and 0.50% of the average daily net assets of Class L and Class T Shares, respectively. Payments are made to the Distributor, who may make ongoing payments to financial intermediaries based on the value of Shares held by such intermediaries’ customers.

Class A, Class L and Class T Shares have adopted a shareholder servicing plan (the “Servicing Plan”) under which the Fund may compensate financial industry professionals or firms for providing ongoing services in respect of customers who own Class A, Class L or Class T Shares of the Fund. The Servicing Plan permits the payment at an annual rate of up to 0.25% of the average daily net assets of Class A, Class L and Class T Shares, respectively.

Destra International & Event-Driven Credit Fund
Notes to Financial Statements (continued)
March 31, 2021 (unaudited)

8. Investment Transactions

Purchases and sales of investments, excluding short-term U.S. government securities and short-term obligations, for the six months ended March 31, 2021, were $20,395,456 and $23,187,497, respectively.

9. Revolving Credit Facility

On August 13, 2018, the Fund entered into a secured, revolving line of credit facility with BNP Paribas (the “Credit Facility”) with no stated maturity date. The Fund may borrow an amount up to the lesser of the Credit Facility maximum commitment financing of $500,000,000 or one-third of the value of its total assets. The interest rate on borrowings from the Credit Facility is equal to 3-month LIBOR plus 0.90% per annum. During the six months ended March 31, 2021, there was no principal balance outstanding.

10. Asset Coverage

Under the provisions of the 1940 Act, the Fund is permitted to issue senior securities, including debt securities and preferred stock, and borrow from banks or other financial institutions, provided that the Fund satisfies certain asset coverage requirements. With respect to senior securities representing indebtedness, such as the Credit Facility, the Fund is required to have asset coverage of at least 300%, as measured at the time of borrowing and calculated as the ratio of the Fund’s total assets, less all liabilities and indebtedness not represented by senior securities, over the aggregate amount of the Fund’s outstanding senior securities representing indebtedness. If the Fund’s asset coverage declines below 300%, the Fund would be prohibited under the 1940 Act from incurring additional debt or making certain distributions to its shareholders.

Please refer to the Fund’s Financial Highlights for summary of the Fund’s asset coverage with respect to senior securities.

11. Other Derivative Information

The following is a summary of the average quarterly notional value of derivatives as of March 31, 2021, as well as the notional value outstanding as of March 31, 2021:

	Average Quarterly Notional Value	Notional Value Outstanding
Forward foreign exchange contracts purchased long	$2,741,378	$3,430,036
Forward foreign exchange contracts sold short	25,291,385	30,493,122
Credit default swap contracts	843,500	—
Interest rate swap contracts	2,869,388	—
Interest rate futures contracts sold short	2,653,191	4,490,891

The effects of these derivative instruments on the Fund’s financial positions and financial performance are reflected in the Statement of Assets and Liabilities (“SAL”) and Statement of Operations and are presented in the table below. The values of derivative instruments as of March 31, 2021 by risk category are as follows:

	Risk Category
Derivative Assets (Liabilities)	Forward Foreign Exchange Contracts	Credit Risk	Equity Risk	Interest Rate Risk
Unrealized appreciation on forward foreign exchange contracts	$429,864	$—	$—	$—
Unrealized depreciation on forward foreign exchange contracts	(69,360)	—	—	—
Unrealized appreciation on futures contracts	—	—	—	136,297
Net	$360,504	$—	$—	$136,297

Destra International & Event-Driven Credit Fund
Notes to Financial Statements (continued)
March 31, 2021 (unaudited)
	Risk Category
Derivative Realized Gain (Loss)	Forward Foreign Exchange Contracts	Credit Risk	Equity Risk	Interest Rate Risk
Forward foreign exchange contracts	$(175,461)	$—	$—	$—
Swap contracts	—	(4,756)	—	(77,916)
Futures contracts	—	—	—	194,740
Net	$(175,461)	$(4,756)	$—	$116,824
	Risk Category
Derivative Unrealized Appreciation (Depreciation)	Forward Foreign Exchange Contracts	Credit Risk	Equity Risk	Interest Rate Risk
Forward foreign exchange contracts	$191,984	$—	$—	$—
Swap contracts	—	(15,374)	—	4,985
Futures contracts	—	—	—	131,609
Net	$191,984	$(15,374)	$—	$136,594

Offsetting of Assets and Liabilities — Disclosures about offsetting assets and liabilities require an entity to disclose information about offsetting and related arrangements to enable users of its financial statements to understand the effect of those arrangements on its financial position. As of March 31, 2021, no master netting arrangements exist related to the Fund. The Fund’s SAL presents derivative instruments on a gross basis, therefore, no net amounts and no offset amounts exist within the SAL to present below. Gross amounts of the derivative instruments, amounts related to financial instruments/cash collateral not offset in the SAL and net amounts are presented below:

	Derivative Assets		Derivative (Liabilities)			Collateral Pledged
Counterparty	Forward Foreign Exchange Contracts	Interest Rate Futures Contracts	Forward Foreign Exchange Contracts	Interest Rate Futures Contracts	Net Derivative Assets (Liabilities)	Financial Instruments	Cash	Net Amount
Banco Santander	$—	$—	$(3,741)	$—	$(3,741)	$—	$3,741	$—
Brown Brothers Harriman	427,908	—	(62,920)	—	364,988	—	—	364,988
Citibank, N.A.	291	—	—	—	291	—	—	291
Citigroup, Inc.	—	136,297	—	—	136,297	—	—	136,297
Morgan Stanley & Co. LLC	—	—	(2,010)	—	(2,010)	—	2,010	—
Societe Generale	672	—	(689)	—	(17)	—	17	—
Standard Chartered	993	—	—	—	993	—	—	993

12. Federal Tax Information

The Fund intends to qualify as a “regulated investment company” under Subchapter M of the Internal Revenue Code of 1986. If so qualified, the Fund will not be subject to federal income tax to the extent it distributes substantially all of its net investment income and capital gains to shareholders. Therefore, no federal income tax provision is required.

The timing and character of income and capital gain distributions are determined in accordance with income tax regulations, which may differ from U.S. GAAP.

To the extent that differences arise that are permanent in nature, such amounts are reclassified within the capital accounts, on the Statement of Assets and Liabilities, based on their Federal tax basis treatment; temporary differences do not require reclassification and had no impact on the NAV of the Fund.

The Fund complies with FASB interpretation Accounting for Uncertainty in Income Taxes which provides guidance for how uncertain tax provisions should be recognized, measured, presented and disclosed in the financial statements. Accounting for Uncertainty in Income Taxes requires the affirmative evaluation of tax positions taken or expected

Destra International & Event-Driven Credit Fund
Notes to Financial Statements (continued)
March 31, 2021 (unaudited)

to be taken in the course of preparing the Fund’s tax returns to determine whether it is “more-likely-than-not,” (i.e., greater than 50 percent) of being sustained by the applicable tax authority. Tax positions not deemed to meet the more-likely-than-not threshold may result in a tax benefit or expense in the current period.

Accounting for Uncertainty in Income Taxes requires management of the Fund to analyze all open tax years, as defined by the statutes of limitations, for all major jurisdictions, which includes federal and certain states. Open tax years are those that are open for exam by the taxing authorities (i.e., the last three tax years and the interim tax period since then). The Fund has no examination in progress during the six months ended March 31, 2021. For all open tax years and all major taxing jurisdictions through the end of the reporting period, management of the Fund reviewed all tax positions taken or expected to be taken in the preparation of the Fund’s tax returns and concluded that Accounting for Uncertainty in Income Taxes resulted in no effect on the Fund’s reported net assets or results of operations as of and during the six months ended March 31, 2021. Management of the Fund also is not aware of any tax positions for which it is reasonably possible that the total amounts of recognized tax benefits will significantly change in the next twelve months.

At September 30, 2020, gross unrealized appreciation/(depreciation) of investments, based on cost for federal income tax purposes were as follows:

Cost of investments	$50,126,553
Gross unrealized appreciation	5,173,390
Gross unrealized depreciation	(2,965,018)
Net unrealized appreciation	$2,208,372

The difference between cost amounts for financial statement and federal income tax purposes, if any, is due primarily to timing differences in recognizing certain gains and losses in security transactions.

U.S. GAAP requires that certain components of net assets be reclassified between financial and tax reporting. These reclassifications have no effect on net assets or NAV per share.

For the year ended September 30, 2020, permanent differences in book and tax accounting have been reclassified to paid-in capital and distributable earnings as follows:

Paid-in Capital	Distributable Earnings
$ (455,152)	$ 455,152

Permanent differences are primarily the result of the write-off of net operating losses.

As of September 30, 2020, the components of distributable earnings on a tax basis was as follows:

Undistributed ordinary income	$—
Undistributed long-term capital gains	—
Tax distributable earnings	—
Accumulated capital and other losses	(853,491)
Unrealized appreciation other	18,273
Unrealized appreciation on foreign currency translations	2,790
Unrealized appreciation on investments	2,208,372
Total distributable earnings	$1,375,944

Under current tax law, net capital losses realized after October 31st and net ordinary losses incurred after December 31st may be deferred and treated as occurring on the first day of the following fiscal year. For the tax year ending 9/30/2020, the Fund did not have any qualified post-October capital losses or post-December ordinary losses.

The tax character of distributions paid during the years ended September 30, 2019 and September 30, 2020 was as follows:

	2020	2019
Distributions paid from:
Ordinary income	$1,280,471	$2,457,911
Return of capital	1,650,758	—
Net long-term capital gains	146,993	—
Total distributions paid	$3,078,222	$2,457,911

Destra International & Event-Driven Credit Fund
Notes to Financial Statements (continued)
March 31, 2021 (unaudited)

At September 30, 2020, the Fund had an accumulated capital loss carry forward as follows:

Short-term	$—
Long-term	853,491
Total	$853,491

To the extent that the Fund may realize future net capital gains, those gains will be offset by any of its unused capital loss carry forward. Future capital loss carry forward utilization in any given year may be subject to Internal Revenue Code limitations.

The Fund did not utilize any of its capital loss carry forward during the year ended September 30, 2020.

13. Offering Price Per Share

A maximum front-end sales load of 5.75% for Class A Shares, 4.25% for Class L and 3.00% for Class T Shares is imposed on purchases. Class I Shares are not subject to a sales load. For the six months ended March 31, 2021, there were $1,050 in sales charges received by broker dealers and no sales charges received by affiliates.

14. Beneficial Ownership

The beneficial ownership, either directly or indirectly, of more than 25% of the voting securities of the Fund creates a presumption of control under Section 2(a)(9) of the 1940 Act. As of March 31, 2021, RBC owned 97% of the Fund.

15. Trustees and Officers

The Destra Fund Complex (consisting of the Fund, the Destra Flaherty & Crumrine Preferred and Income Fund and Destra Granahan Small Cap Advantage Fund, both a series of the Destra Investment Trust, and the Destra Multi-Alternative Fund) pays each Independent Trustee a retainer of $39,000 per year, and the Chairman of the Board a retainer of $46,000 per year for their services in this capacity. Each fund in the Destra Fund Complex pays a portion of the retainer received by each Trustee, which is allocated annually across the Destra Fund Complex based on each fund’s respective net assets as of December 31 of the preceding year. Trustees are also reimbursed for travel-related and authorized business expenses. The Fund does not pay compensation to Trustees who also serve in an executive officer capacity for the Fund or the Advisers.

The Fund’s Chief Compliance Officer monitors and tests the policies and procedures of the Fund in conjunction with requirements under Rule 38a-1 under the 1940 Act and receives an annual base fee. Fees paid by the Fund for the six months ended March 31, 2021 are disclosed in the Statement of Operations.

Employees of PINE Advisor Solutions, LLC (“PINE”) serve as the Fund’s Chief Financial Officer and Assistant Treasurer. PINE receives an annual base fee for the services provided to the Fund. PINE is reimbursed for certain out-of-pocket expenses by the Fund. Service fees paid by the Fund for the six months ended March 31, 2021 are disclosed in the Statement of Operations.

16. Other Service Providers

UMB Fund Services serves as the Fund’s Administrator, Accounting Agent and Transfer Agent. The Bank of New York Mellon serves as the Custodian for the Fund.

17. Principal Risks

Risk is inherent in all investing. The value of your investment in the Fund, as well as the amount of return you receive on your investment, may fluctuate significantly from day to day and over time. You may lose part or all of your investment in the Fund or your investment may not perform as well as other similar investments. The following is a summary description of certain risks of investing in the Fund.

Recent Market and Economic Developments — Certain impacts to public health conditions particular to the coronavirus (COVID-19) may have a significant negative impact on the operations and profitability of the Fund’s investments. The extent of the impact to the financial performance of the Fund will depend on future developments, including (i) the duration and spread of the outbreak, (ii) the restrictions and advisories, (iii) the effects on the financial markets, and (iv) the effects on the economy overall, all of which are highly uncertain and cannot be predicted.

Destra International & Event-Driven Credit Fund
Notes to Financial Statements (continued)
March 31, 2021 (unaudited)

Asset-Backed Securities Risk — Asset-backed securities may be particularly sensitive to changes in prevailing interest rates. Payment of interest and repayment of principal on asset-backed securities is largely dependent upon the cash flows generated by the assets backing the securities and, in certain cases, supported by letters of credit, surety bonds or other credit enhancements.

Credit and Counterparty Risk — Credit Risk is the risk that an issuer of a security may be unable or unwilling to make dividend, interest and principal payments when due and the related risk that the value of a security may decline because of concerns about the issuer’s ability or willingness to make such payments. Credit risk may be heightened for the Fund because it will invest in below investment grade securities.

Equity Securities Risk — Stock markets are volatile. The price of equity securities fluctuates based on changes in a company’s financial condition and overall market and economic conditions.

Foreign Securities Risk — Investing in foreign securities may include certain risks and considerations not typically associated with investing in U.S. securities, such as fluctuating currency values and changing local and regional economic, political and social conditions, which may result in greater market volatility. In addition, certain foreign securities may not be as liquid as U.S. securities. To the extent that the Fund concentrates its investment exposure to any one or a few specific countries, the Fund will be particularly susceptible to the various conditions, events or other factors impacting those countries and may, therefore, have a greater risk than that of a fund which is more geographically diversified.

Interest Rate Risk — If interest rates increase, the value of the Fund’s investments generally will decline. Securities with longer maturities tend to produce higher yields, but are more sensitive to changes in interest rates and are subject to greater fluctuations in value.

Loans Risk — Senior loans are subject to the risk of non-payment of scheduled interest or principal. Such non-payment would result in a reduction of income to the Fund, a reduction in the value of the investment and a potential decrease in the NAV of the Shares. The liquidation value of any collateral securing a senior loan may not satisfy the borrower’s obligation in the event of non-payment of scheduled interest or principal payments. In addition to risks similar to those of senior loans, subordinated loans do not have the first priority lien on underlying collateral of the loan and any claims will be subordinated to those lienholders with a higher claim.

Non-Diversified Risk — Because the Fund is non-diversified and can invest a greater portion of its assets in securities of individual issuers than diversified funds, changes in the market value of a single investment could cause greater fluctuations in Share price than would a diversified fund.

Non-U.S. Securities Risk — The Fund’s investments in non-U.S. securities may result in the Fund experiencing more rapid and extreme changes in value than a fund that invests exclusively in securities of U.S. companies, due to less liquid markets, and adverse economic, political, diplomatic, financial, and regulatory events. Foreign governments also may impose limits on investment and repatriation and impose taxes. Any of these events could cause the value of the Fund’s investments to decline.

18. Subsequent Events

The Fund has evaluated the events and transactions through the date the financial statements were issued and has identified the following for disclosure in the Fund’s subsequent events:

On April 22, 2021, the Fund completed a quarterly Repurchase Offer (See Note 6) resulting in 25% of the Fund’s shares being repurchased.

At a special meeting of the Board held on April 26, 2021, the Board accepted the resignation of Jane Hong Shissler as Chief Compliance Officer and Secretary of the Fund effective on or about May 14, 2021. In conjunction with the resignation, the Board approved the appointment of Cory Gossard, an employee of PINE, as the new Chief Compliance Officer of the Fund and the appointment of Jake Schultz (formerly Assistant Secretary) as the new Secretary of the Fund.

On May 7, 2021, the Fund filed a post-effective amendment form 486APOS with the SEC to change the name of the Fund to BlueBay Destra International Event-Driven Credit Fund (formerly known as Destra International & Event-Driven Credit Fund).

Destra International & Event-Driven Credit Fund
Additional Information
March 31, 2021 (unaudited)

This report is sent to shareholders of the Fund for their information. It is not a prospectus, circular or representation intended for use in the purchase or sale of Shares of the Fund or of any securities mentioned in this report.

Corporate Dividends Received Deduction — For the year ended September 30, 2020, the Fund had 0% of dividends paid from net investment income qualify for the 70% dividends received deduction available to corporate shareholders.

Qualified Dividend Income — For the year ended September 30, 2020, the Fund had 0% of dividends paid from net investment income, designated as qualified dividend income.

Proxy Voting — Policies and procedures that the Fund uses to determine how to vote proxies as well as information regarding how the Fund voted proxies for portfolio securities is available without charge and upon request by calling 844-9DESTRA (933-7872) or visiting Destra Capital Investments LLC’s website at www.destracapital.com or by accessing the Fund’s Form N-PX on the SEC’s website at www.sec.gov.

Disclosure of Portfolio Holdings — The Fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-PORT (or its predecessor Form N-Q). The Fund’s Form N-PORT (or its predecessor Form N-Q) is available on the SEC website at www.sec.gov or by visiting Destra Capital Investments LLC’s website at www.destracapital.com.

Destra International & Event-Driven Credit Fund
Approval of Investment Management and Sub-Advisory Agreements
March 31, 2021 (unaudited)

Consideration of Investment Management Agreement with Destra Capital Advisors LLC on October 15, 2020

At a meeting of the Board of Trustees (the “Board” or the “Trustees”) of the Fund held on October 15, 2020, the Board, including the Trustees who are not “interested persons” (as defined in the Investment Company Act of 1940, as amended) (the “Independent Trustees”), unanimously approved a new Investment Management Agreement (the “Advisory Agreement”) between Destra Capital Advisors LLC (“Destra”) and the Fund.

The Advisory Agreement was considered in connection with a proposed change of control transaction involving Destra (the “Adviser Transaction”). Completion of the Adviser Transaction would result in termination of the current Investment Advisory Agreement between Destra and the Fund. As a result, closing of the Adviser Transaction was conditioned on Board approval and shareholder approval of the new Advisory Agreement.

The Board reviewed and discussed the written materials that were provided in advance of the meeting and deliberated on the approval of the Advisory Agreement. The Board relied upon the advice of independent legal counsel and their own business judgment in determining the material factors to be considered in evaluating the Advisory Agreement and the weight to be given to each such factor. The conclusions reached by the Board were based on a comprehensive evaluation of all of the information provided and were not the result of any one factor. Moreover, each Trustee may have afforded different weight to the various factors in reaching his conclusions with respect to the Advisory Agreement. In considering the approval of the Advisory Agreement, the Board reviewed and analyzed various factors that they determined were relevant, including the factors enumerated below.

Nature, Extent and Quality of Service

In evaluating whether to approve the Advisory Agreement, the Board considered the nature, extent and quality of services to be provided under the Advisory Agreement and Destra’s experience in providing similar management services to other registered investment companies. The Board also considered Destra’s ability to provide administrative, operational and other non-advisory services to the Fund and the financial condition of Destra, including its financial capacity to perform the services required under the Advisory Agreement. The Board reviewed information provided by Destra regarding various service provider arrangements and considered the ability of Destra to administer and oversee outside service providers to the Fund. In addition, the Board considered matters related to Destra’s compliance programs, its compliance history and its dealings with regulators. The Board also considered the fact that Destra intends to continue to engage BlueBay Asset Management LLP (“BlueBay”) and BlueBay Asset Management USA LLC (“BlueBay USA” and together with BlueBay, the “Sub-Advisers”) as sub-advisers to the Fund responsible for all trading, portfolio construction and investment operations.

The Board also considered the impact that the Adviser Transaction is likely to have on the nature, extent and quality of services to be provided by Destra to the Fund under the Advisory Agreement. In particular, the Board considered information provided by Destra which indicated that the Adviser Transaction is not expected to result in any change in the nature, extent and quality of services to be provided by Destra to the Fund.

Based on its review, the Board concluded that, overall, the nature, extent and quality of services expected to be provided to the Fund under the Advisory Agreement are satisfactory.

Performance

The Board evaluated Fund performance on a year-to-date basis as of August 31, 2020, during the one-year and two-year periods ended August 31, 2020 and from inception (May 10, 2018) through August 31, 2020 in light of its investment objective. The Board compared Fund performance to a peer group of funds with similar investment strategies.

In evaluating Destra’s contribution to Fund performance, the Board considered the fact that BlueBay and BlueBay USA, as sub-advisers to the Fund, have been and are expected to continue to be responsible for day-to-day management of the Fund. The Trustees concluded that the Adviser Transaction is not likely to impact performance of the Fund because (i) the Fund is managed by sub-advisors, (ii) the services required to be performed by Destra under the new Advisory Agreement are identical to the services that Destra is required to perform under the existing advisory agreement and (iii) the Adviser Transaction is not expected to result in any change in the personnel or resources of Destra that are involved in the performance of services for the Fund.

Based on its review, the Board concluded that Fund performance is acceptable for purposes of considering approval of the new Advisory Agreement.

Destra International & Event-Driven Credit Fund
Approval of Investment Management and Sub-Advisory Agreements (continued)
March 31, 2021 (unaudited)

Fees and Expenses

The Board reviewed and considered the contractual advisory fee rate to be paid by the Fund to Destra for services under the Advisory Agreement. The Board also reviewed and considered information regarding the Fund’s total expense ratio. The advisory fee rate and expense ratio for the Fund were compared against the advisory fee rate and expense ratio of a peer group of funds with similar investment strategies over specified time periods.

The Board considered the fact that the new Advisory Agreement and current Advisory Agreement contain identical fee structures, and that the Adviser Transaction and the new Advisory Agreement are not expected to have any impact on the Fund’s expense ratio or individual operating expenses. The Board also noted that upon termination of the current Advisory Agreement, the “Current Expense Agreement,” as defined below, will also terminate. Pursuant to the Current Expense Agreement, Destra agrees to reduce its fees and/or absorb expenses of the Fund to ensure that total fund operating expenses after fee waiver and/or reimbursement do not exceed certain agreed upon levels. The Board considered the fact that if the Fund enters into the new Advisory Agreement, then Destra has agreed to enter into a new expense agreement with the Fund (the “New Expense Agreement”) on identical terms and conditions as the Current Expense Agreement. The New Expense Agreement will be subject to Board approval.

Based on its review, the Board concluded that the fees and expenses of the Fund are acceptable for purposes of considering approval of the Advisory Agreement.

Economies of Scale

The Board received and evaluated information regarding Destra’s potential to realize economies of scale with respect to management of the Fund and whether the Fund and its shareholders would appropriately benefit from any economies of scale. The Board noted that meaningful economies of scale will be realized only if there is significant growth in assets under management. The Board considered Destra’s expectations for growth in assets under management and the time frame in which such growth may occur. The Board concluded that economies of scale are not being realized and that breakpoints in the advisory fee or other arrangements will be considered if Fund assets grow and Destra has the potential to realize economies of scale.

Cost of Services and Profitability

The Board considered an expense and profitability analysis provided by Destra with respect to its management of the Fund. The analysis covered the years ending December 31, 2020, 2021 and 2022. The Board evaluated Destra’s estimated profitability in each year of the three-year period and compared it against profit margins that have been found by courts to be reasonable under applicable securities laws. The Board noted that Destra estimates that its expenses and profitability under the new Advisory Agreement will be same as its expenses and profitability under the current Advisory Agreement. Based on their review, the Board concluded that Destra’s estimated profitability in managing the Fund under the new Advisory Agreement is reasonable.

Other Benefits to Destra

The Board received and reviewed information regarding any expected “fall-out” or ancillary benefits to be received by Destra or its affiliates as a result of their relationship with the Fund. The Board noted that Destra and its affiliates may derive reputational benefits and opportunities to market additional services to their existing clients and to Fund shareholders that may lead to other investment management opportunities. Based on their review, the Board concluded that the fall-out benefits that may be received by Destra and its affiliates are reasonable.

Conclusion

In considering the new Advisory Agreement, the Board evaluated the factors and information described above, as well as information concerning Destra and the Fund that is provided to the Board throughout the year in connection with other Board meetings. In its deliberations, the Board did not identify any single item that was paramount or controlling, and individual Trustees may have attributed different weights to various factors. Based on its consideration of all factors that it deemed material, and assisted by the advice of its counsel, the Board concluded it would be in the best interest of the Fund and its shareholders to approve the new Advisory Agreement.

Destra International & Event-Driven Credit Fund
Approval of Investment Management and Sub-Advisory Agreements (continued)
March 31, 2021 (unaudited)

Consideration of Investment Sub-Advisory Agreements with BlueBay and BlueBay USA on October 15, 2020

At the October 15, 2020 Board meeting described above, the Board, including the Independent Trustees, unanimously approved (i) a new Investment Sub-Advisory Agreement between Destra and BlueBay (the “Sub-Advisory Agreement”) and (ii) a new Investment Sub-Sub-Advisory Agreement between BlueBay and BlueBay USA (the “Sub-Sub-Advisory Agreement” and together with the Sub-Advisory Agreement, the “Sub-Advisory Agreements”). The Sub-Advisory Agreements were considered in connection with the Adviser Transaction, completion of which would result in termination of the current Sub-Advisory Agreements among Destra and the Sub-Advisers. As a result, closing of the Adviser Transaction was conditioned on Board approval and shareholder approval of the new Sub-Advisory Agreements.

The Board reviewed and discussed the written materials that were provided in advance of the meeting and deliberated on the approval of the Sub-Advisory Agreements. The Board relied upon the advice of independent legal counsel and their own business judgment in determining the material factors to be considered in evaluating the Sub-Advisory Agreements and the weight to be given to each such factor. The conclusions reached by the Board were based on a comprehensive evaluation of all of the information provided and were not the result of any one factor. Moreover, each Trustee may have afforded different weight to the various factors in reaching his conclusions with respect to the Sub-Advisory Agreements. In considering the approval of the Sub-Advisory Agreements, the Board reviewed and analyzed various factors that they determined were relevant, including the factors enumerated below.

Nature, Extent and Quality of Service

The Board considered the nature, extent and quality of services to be provided under the new Sub-Advisory Agreements and the Sub-Advisers’ experience in providing similar management services to other clients. The Board considered materials and information concerning the background, experience and capabilities of the Sub-Advisers portfolio managers and its other investment and administrative personnel in light of the services to be provided pursuant to the Sub-Advisory Agreements. The Board also considered the ability of the Sub-Advisers, based on their resources, reputation and other attributes, to attract, compensate and retain qualified investment professionals. The Board considered matters related to the Sub-Advisers’ compliance programs, their compliance history and their dealings with regulators.

The Board also considered the impact that the Adviser Transaction is likely to have on the nature, extent and quality of services to be provided by the Sub-Advisers to the Fund under the new Sub-Advisory Agreements. In particular, the Board noted that the services required to be performed by the Sub-Advisers under the new Sub-Advisory Agreements are identical to the services that the Sub-Advisers are required to perform under the existing Sub-Advisory Agreements. The Board also considered information provided by Destra and the Sub-Advisers indicating that the Adviser Transaction is not expected to result in any change in the personnel or resources of the Sub-Advisers that are involved in the performance of services for the Fund.

Based on its review, the Board concluded that the nature, extent and quality of services expected to be provided to the Fund under the new Sub-Advisory Agreements are satisfactory.

Performance

The Board evaluated Fund performance on a year-to-date basis as of August 31, 2020, during the one-year and two-year periods ended August 31, 2020 and from inception (May 10, 2018) through August 31, 2020 in light of its investment objective. The Board compared Fund performance to a peer group of funds with similar investment strategies. The Board concluded that the Adviser Transaction is not likely to impact performance of the Fund because (i) the Fund is managed by the Sub-Advisers, (ii) the services required to be performed by the Sub-Advisers under the new Sub-Advisory Agreements are identical to the services that the Sub-Advisers are required to perform under the existing Sub-Advisory Agreements and (iii) the Adviser Transaction is not expected to result in any change in the personnel or resources of the Sub-Advisers that are involved in the performance of services for the Fund.

Based on its review, the Board concluded that Fund performance is acceptable for purposes of considering approval of the new Sub-Advisory Agreements.

Fees and Expenses

The Board considered the proposed fees payable under the new Sub-Advisory Agreements, noting that such fees are identical to the fees under the existing Sub-Advisory Agreement, and that in each case such fees are paid out of the advisory fees that are paid to Destra under its Advisory Agreements with the Fund. The Board also reviewed and considered information regarding the Fund’s advisory fee rate and total expense ratio. The advisory fee rate and expense ratio for the Fund were compared against the advisory fee rate and expense ratio of a peer group over specified time periods. The peer group was comprised of other funds with similar investment strategies.

Destra International & Event-Driven Credit Fund
Approval of Investment Management and Sub-Advisory Agreements (continued)
March 31, 2021 (unaudited)

The Board also noted that upon termination of the Fund’s existing Advisory Agreement with Destra, the current expense agreement will also terminate. The Board considered the fact that if the Fund enters into the new Advisory Agreement with Destra, then Destra has agreed to enter into a new expense agreement with the Fund on identical terms and conditions as the current expense agreement. The new expense agreement will be subject to Board approval.

Based on its review, the Board concluded that the sub-advisory fee and expense structure were reasonable for purposes of considering approval of the new Sub-Advisory Agreements.

Economies of Scale

The Board received and evaluated information regarding the potential for the Sub-Advisers to realize economies of scale with respect to management of the Fund and whether the Fund and its shareholders would appropriately benefit from any economies of scale. The Board noted that economies of scale will be realized only if there is significant growth in assets under management. The Board considered expectations for growth in assets under management and the time frame in which such growth may occur. The Board concluded that economies of scale are not being realized and that breakpoints in the advisory fee or other arrangements will be considered if Fund assets grow and the Sub-Advisers have the potential to realize economies of scale.

Cost of Services and Profitability

The Board considered an expense and profitability analysis provided by the Sub-Advisers with respect to its management of the Fund. The analysis covered the years ending December 31, 2020, 2021 and 2022. The Board evaluated the Sub-Advisers’ estimated profitability in each year of the three-year period and compared it against profit margins that have been found by courts to be reasonable under applicable securities laws. The Board noted that the Sub-Advisers estimate that their expenses and profitability under the new Sub-Advisory Agreements will be the same as their expenses and profitability under the existing Sub-Advisory Agreements. Based on its review, the Board concluded that the Sub-Advisers’ estimated profitability in managing the Fund under the new Sub-Advisory Agreements is reasonable.

Other Benefits to Sub-Advisers

The Board received and reviewed information regarding any “fall-out” or ancillary benefits that might be received by the Sub-Advisers or their affiliates as a result of their relationship with the Fund. Based on its review, the Board concluded that the fall-out benefits that might be received by the Sub-Advisers and their affiliates are reasonable.

Conclusion

In considering the new Sub-Advisory Agreements, the Board evaluated the factors and information described above, as well as information concerning Destra, the Sub-Advisers and the Fund that is provided to the Board throughout the year in connection with other Board meetings. In its deliberations, the Board did not identify any single item that was paramount or controlling, and individual Trustees may have attributed different weights to various factors. Based on its consideration of all factors that it deemed material, and assisted by the advice of its counsel, the Board concluded it would be in the best interest of the Fund and its shareholders to approve the new Sub-Advisory Agreements.

Consideration of Renewal of Advisory Agreement and Sub-Advisory Agreements on November 9, 2020

At a meeting of the Board held on November 9, 2020, the Board, including the Independent Trustees, unanimously approved the renewal of (i) the existing Investment Management Agreement (the “Current Advisory Agreement”) between Destra and the Fund and (ii) the existing Sub-Advisory Agreements with the Sub-Advisers (the “Current Sub-Advisory Agreements” and together with the Current Advisory Agreement, the “Current Advisory Agreements”).

As described above, on October 15, 2020, in connection with a proposed change of control of Destra, the Board considered and approved a new Advisory Agreement with Destra and new Sub-Advisory Agreements with the Sub-Advisers. The new Advisory Agreement and new Sub-Advisory Agreements were all subject to shareholder approval. As a result, the Board considered renewal of the Current Advisory Agreements to ensure that they would remain in effect pending shareholder approval of the new Advisory Agreement and new Sub-Advisory Agreements.

The Board reviewed and discussed the written materials that were provided in advance of the meeting and deliberated on the renewal of the Current Advisory Agreements. Those materials were substantially similar to the materials that had been provided to the Board in connection with its consideration of the new Advisory Agreement and the new Sub-Advisory Agreements at its meeting on October 15, 2020. As a result, the Board focused on the extent to which materials and information had changed or been updated since the October 15, 2020 meeting.

Destra International & Event-Driven Credit Fund
Approval of Investment Management and Sub-Advisory Agreements (continued)
March 31, 2021 (unaudited)

The Board relied upon the advice of independent legal counsel and their own business judgment in determining the material factors to be considered in renewing the Current Advisory Agreements and the weight to be given to each such factor. The conclusions reached by the Board were based on a comprehensive evaluation of all of the information provided and were not the result of any one factor. Moreover, each Trustee may have afforded different weight to the various factors in reaching his conclusions with respect to renewal of the Current Advisory Agreements. In considering such renewals, the Board reviewed and analyzed various factors that it determined were relevant, including the factors enumerated below.

Nature, Extent and Quality of Service

The Board reviewed and considered the nature and extent of the investment advisory services provided by Destra and the Sub-Advisers to the Fund under the Advisory Agreements, including the selection of Fund investments. The Board also reviewed and considered the nature and extent of the non-advisory, administrative services provided by Destra and the Sub-Advisers including, among other things, providing office facilities, equipment, and personnel. The Board also reviewed and considered the qualifications of the key personnel of Destra and the Sub-Advisers who provide the investment advisory and/or administrative services to the Fund. The Board determined that Destra’s key personnel and the Sub-Advisers’ key personnel are well-qualified by education and/or training and experience to perform the services in an efficient and professional manner. The Board also took into account both Destra’s and the Sub-Advisers’ respective compliance policies and procedures. The Board concluded that the overall quality of the advisory and administrative services provided was satisfactory.

Performance

The Board considered the investment experience of Destra and the Sub-Advisers. The Board reviewed performance of the Fund over several relevant periods as well as compared against its benchmark and peer group. The Board concluded that the performance of the Fund over the time periods reviewed was satisfactory.

Fees and Expenses

The Board reviewed the advisory fee rate and total expense ratio of the Fund. The Board compared the advisory fee and total expense ratio for the Fund against the advisory fees and total expense ratios of the Fund’s benchmark and peer group. The Board concluded that the advisory fees paid by the Fund to Destra, the sub-advisory fees paid by Destra to BlueBay, and the sub-sub-advisory fees paid by BlueBay to BlueBay USA were reasonable and satisfactory in light of the services provided.

Economies of Scale

The Board reviewed the structure of the Fund’s investment management under the Advisory Agreements. The Board noted that the Fund has relatively limited assets and is not expected to experience rapid growth in the near term. As a result, the Board determined that economies of scale were not present at this time and they are not expected to be achieved in the foreseeable future.

Cost of Services and Profitability

The Board considered information related to Destra’s and the Sub-Advisers’ projected profitability from their management of the Fund during certain time periods. The Board considered assumptions regarding changes in assets under management and how those changes may impact profitability. The Board evaluated estimated profitability against profit margins that have been found by courts to be reasonable under applicable securities laws. The Board determined that the profitability of Destra and the Sub-Advisers’ was appropriate.

Other Benefits to Destra and the Sub-Advisers

The Board also considered other benefits potentially received by Destra and the Sub-Advisers from their management of the Fund, including, without limitation, reputational benefits and the ability to market their advisory services for similar products in the future. The Board noted that Destra and the Sub-Advisers did not have affiliations with the Fund’s transfer agent, administrator, or custodian, but the Board noted that Destra and the Fund’s distributor are affiliated and Destra may derive a benefit from the distributor’s relationship with the Fund. The Board concluded that the advisory fees were reasonable in light of the fall-out benefits.

Destra International & Event-Driven Credit Fund
Approval of Investment Management and Sub-Advisory Agreements (continued)
March 31, 2021 (unaudited)

Conclusion

In considering renewal of the Advisory Agreements, the Board evaluated the factors and information described above, as well as information concerning Destra, the Sub-Advisers and the Fund that is provided to the Board throughout the year in connection with other Board meetings. In its deliberations, the Board did not identify any single item that was paramount or controlling, and individual Trustees may have attributed different weights to various factors. Based on its consideration of all factors that it deemed material, and assisted by the advice of its counsel, the Board concluded it would be in the best interest of the Fund and its shareholders to approve the renewals of the Current Advisory Agreements.

Destra International & Event-Driven Credit Fund
Fund Information

Board of Trustees	Officers	Investment Adviser
John S. Emrich	Robert Watson	Destra Capital Advisors LLC
Michael S. Erickson	President	Chicago, IL
Jeffery S. Murphy
Nicholas Dalmaso	Derek Mullins	Sub-Adviser
	Chief Financial Officer and Treasurer	BlueBay Asset Management LLP
London, United Kingdom
Cory Gossard
	Chief Compliance Officer	Sub-Sub-Adviser
BlueBay Asset Management USA LLC
	Marcie McVeigh	Stamford, CT
Assistant Treasurer

	Jake Schultz	Distributor
	Secretary	Destra Capital Investments LLC
Chicago, IL

Administrator, Accounting Agent,
and Transfer Agent
UMB Fund Services, Inc.
Milwaukee, WI

Custodian
Bank of New York Mellon
New York, NY

Legal Counsel
Feagre Drinker Biddle & Reath LLP
Philadelphia, PA

Independent Registered Public
Accounting Firm
Cohen & Company, Ltd
Chicago, IL

This report has been prepared for the general information of the shareholders. It is not authorized for distribution to prospective investors unless preceded or accompanied by a current prospectus. The Fund’s prospectus contains more complete information about the objectives, policies, expenses and risks of the Fund. The Fund is not a bank deposit, not FDIC insured and may lose value. Please read the prospectus carefully before investing or sending money.

This report contains certain forward looking statements which are subject to known and unknown risks and uncertainties that could cause actual results to differ materially from those expressed or implied by such statements. Forward looking statements generally include words such as ‘‘believes,’’ ‘‘expects,’’ ‘‘anticipates’’ and other words of similar import. Such risks and uncertainties include, among other things, the Risk Factors noted in the Fund’s filings with the Securities and Exchange Commission. The Fund undertakes no obligation to update any forward looking statement.

Privacy Principles of the Fund for Shareholders

The Fund is committed to maintaining the privacy of its shareholders and to safeguarding their non-public personal information. The following information is provided to help you understand what personal information the Fund collects, how we protect that information and why, in certain cases, we may share information with select other parties.

Generally, the Fund does not receive any non-public personal information relating to its shareholders, although certain non-public personal information of its shareholders may become available to the Fund. The Fund does not disclose any non-public personal information about its shareholders or former shareholders to anyone, except as permitted by law or as is necessary in order to service shareholder accounts (for example, to a transfer agent or third party administrator).

The Fund restricts access to non-public personal information about the shareholders to Destra Capital Advisors LLC employees with a legitimate business need for the information. The Fund maintains physical, electronic and procedural safeguards designed to protect the non-public personal information of its shareholders.

Questions concerning your Shares of the Fund?

• If your Shares are held in a Brokerage Account, contact your respective Broker.

ITEM 1. REPORTS TO STOCKHOLDERS. (Continued)

(b) Not applicable.

ITEM 2. CODE OF ETHICS.

Not applicable to semi-annual reports.

ITEM 3. AUDIT COMMITTEE FINANCIAL EXPERT.

Not applicable to semi-annual reports.

ITEM 4. PRINCIPAL ACCOUNTANT FEES AND SERVICES.

Not applicable to semi-annual reports.

ITEM 5. AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not applicable.

ITEM 6. INVESTMENTS.

(a) Schedule of Investments in securities of unaffiliated issuers as of the close of the period are included as part of the report to shareholders filed under Item 1 of this Form N-CSR.

(b) Not applicable.

ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable to semi-annual reports.

ITEM 8. PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable to semi-annual reports.

ITEM 9. PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

There were no purchases made by or on behalf of the registrant or any “affiliated purchaser,” as defined in Rule 10b-18(a)(3) under the Exchange Act (17 CFR 240.10b-18(a)(3)), of shares or other units of any class of the registrant’s equity securities that is registered by the registrant pursuant to Section 12 of the Exchange Act (15 U.S.C. 781).

There were no purchases that do not satisfy the conditions of the safe harbor of Rule 10b-18 under the Exchange Act (17 CFR 240.10b-18), made in the period covered by this report.

ITEM 10. SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

There have been no material changes to the procedures by which the shareholders may recommend nominees to the registrant’s board of trustees, where those changes were implemented after the registrant last provided disclosure in response to the requirements of Item 407(c)(2)(iv) of Regulation S-K (17 CFR 229.407) (as required by Item 22(b)(15) of Schedule 14A (17 CFR 240.14a-101)), or this Item.

ITEM 11. CONTROLS AND PROCEDURES.

(a)	The Registrant’s principal executive officer and principal financial officer have concluded, based on their evaluation of the Registrant’s disclosure controls and procedures as conducted within 90 days of the filing date of this report, that these disclosure controls and procedures are adequately designed and are operating effectively to ensure that information required to be disclosed by the Registrant on Form N-CSR is (i) accumulated and communicated to the Registrant’s management, including its certifying officers, to allow timely decisions regarding required disclosure; and (ii) recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission’s rules and forms.

(b)	There were no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Act (17 CFR 270.30a-3(d)) that occurred during the period covered by this report that have materially affected or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

ITEM 12. DISCLOSURE OF SECURITIES LENDING ACTIVITIES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 13. EXHIBITS.

(a)(1)	Not applicable to semi-annual reports.

(a)(2)	Certifications pursuant to Rule 30a-2(a) under the 1940 Act and Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto.

(a)(3)	Not applicable.

(a)(4)	Not applicable.

(b)	Certifications pursuant to Rule 30a-2(b) under the 1940 Act and Section 906 of the Sarbanes-Oxley Act of 2002 are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)		Destra International & Event-Driven Credit Fund

By (Signature and Title)		/s/ Robert A. Watson
Robert A. Watson, President
(Principal Executive Officer)

Date:	6/3/2021

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)		/s/ Robert A. Watson
Robert A. Watson, President
(Principal Executive Officer)

Date:	6/3/2021

By (Signature and Title)		/s/ Derek J. Mullins
Derek J. Mullins, Chief Financial Officer
(Principal Financial Officer)

Date:	6/3/2021